UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2012

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 22, 2012

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended March 31, 2012.

Investment Objectives and Policies

The eight Portfolios of this fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein (the “Adviser”) considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

Investment Results

The tables on pages 5-6 show performance for each Portfolio compared to its benchmark, the Barclays Capital (“BC”) Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2012.

For the six-month period ended March 31, 2012, Class A shares of the Arizona, Massachusetts, New Jersey and Pennsylvania Portfolios outperformed their benchmark, while Class A shares of the Michigan, Minnesota, Ohio and Virginia Portfolios underperformed their benchmark, before sales charges. The Municipal Bond Investment Team (the “Team”) continued to focus buying activity on revenue bonds; this has yet to significantly affect performance of the Portfolios. Nevertheless, this strategy remains a core stance as the Team expects state and local governments to continue to face budgetary challenges.

For the 12-month period ended March 31, 2012, Class A shares of the Massachusetts Portfolio outperformed the benchmark, while all other Portfolios underperformed their benchmark, before sales charges. Overall security selection was modestly negative across a number of sectors.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for both the six- and 12-month periods ended March 31, 2012 follows.

Arizona Portfolio – Class A shares of the Arizona Portfolio outperformed the benchmark for the six-month period, and underperformed for the 12-month period, before sales charges. For the six-month period, security selection contributed, particularly in the special tax and water sectors, while it detracted in the leasing and transportation sectors. For the 12-month period, yield curve positioning benefited performance. In addition, security selection detracted in the leasing sector, while it contributed in the water sector.

Massachusetts Portfolio – Class A shares of the Massachusetts Portfolio outperformed the benchmark for both the six- and 12-month periods, before sales charges. Yield curve positioning benefited performance for both periods. For the six-month period, security selection contributed in the education sector and detracted in the special tax

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

sector. For the 12-month period, security selection contributed in the housing sector, while it detracted in the education and healthcare sectors.

Michigan Portfolio – Class A shares of the Michigan Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the industrial sector detracted and contributed in the general obligation sector. For the 12-month period, yield curve positioning detracted from performance; security selection detracted in the education sector, while it contributed in the water sector.

Minnesota Portfolio – Class A shares of the Minnesota Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For both periods, security selection in the health care sector and education sectors detracted from performance and contributed in the general obligation sector. For the 12-month period, yield curve positioning benefited performance.

New Jersey Portfolio – Class A shares of the New Jersey Portfolio outperformed the benchmark for the six-month period, and underperformed for the 12-month period, before sales charges. For both periods, yield curve positioning benefited performance. For the six-month period, security selection contributed in the healthcare sector, while it detracted in the industrial sector. For the 12-month period, security selection detracted in the special tax sector, and contributed in the healthcare sector.

Ohio Portfolio – Class A shares of the Ohio Portfolio underperformed the benchmark for both the six- and

12-month periods, before sales charges. For the six-month period, security selection detracted in the industrial and leasing sector, and benefited from positioning in the education sector. For the 12-month period, security selection detracted in the special tax and industrial sectors and contributed in the general obligation sector.

Pennsylvania Portfolio – Class A shares of the Pennsylvania Portfolio outperformed the benchmark for the six-month period, and underperformed the benchmark for the 12-month period, before sales charges. For both periods, yield curve positioning benefited performance. For the six-month period, security selection contributed in the industrial and water and sewer sectors and detracted in the special tax sector. For the 12-month period, security selection detracted in the healthcare and education sectors, and contributed in the water and sewer sector.

Virginia Portfolio – Class A shares of the Virginia Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the general obligation and special tax sectors detracted from performance, and contributed in the industrial and housing sectors. For the 12-month period, yield curve positioning benefited performance; security selection detracted in the general obligation sector, while it contributed in the housing sector.

All the Portfolios, with the exception of the Pennsylvania Portfolio, utilized interest rate swaps, for hedging purposes, during the six- and 12-month period ended March 31, 2012, which had an immaterial effect on performance.

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Market Review and Investment Strategy

Global financial markets got off to a strong start in 2012, after the European Central Bank (“ECB”) took decisive moves to stem the euro-area crisis. Stocks rose across the globe and corporate debt outperformed government debt. Reflecting increased investor confidence, the Team’s global risk aversion indicator has declined significantly from the peaks of late 2011. During the six-month period ended March 31, 2012, municipal investors were generally well rewarded for assuming risk, regardless of whether it was interest rate or credit risk. The longest bonds performed best in the municipal market. In terms of credit risk, lower-rated bonds outperformed higher-rated bonds.

The Team believes the Portfolios are well-positioned with respect to interest rate risk. The Team has avoided the longest maturity bonds and instead has focused buying on shorter bonds which capture most of the yield of longer bonds, without as much potential loss of principal if interest rates rise.

In the Team’s view, the extra yield for medium- and lower-credit quality bonds is still high by historical standards. Where possible, the Team has added to its holdings of this type, both to supplement the Portfolios’ incomes and to benefit overall performance when this extra yield, or credit spread, contracts.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2012, the Portfolios’ investments in insured bonds and in insured bonds that have been prerefunded were as follows:

Portfolio	Insured Bonds*	Prerefunded/ ETM Bonds*
Arizona	22.66%	0.00%
Massachusetts	8.65%	0.55%
Michigan	13.22%	1.48%
Minnesota	12.46%	0.94%
New Jersey	15.61%	3.31%
Ohio	21.69%	8.19%
Pennsylvania	20.36%	2.69%
Virginia	7.44%	0.00%

ETM – Escrowed to maturity

*	Data expressed as a percentage of total investments.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal security may reduce the risk of a significant reduction in the value of the insured municipal security.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

HISTORICAL PERFORMANCE

Benchmark Disclosure

The unmanaged BC Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolios are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Portfolios have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2012

	NAV Returns
ARIZONA PORTFOLIO	6 Months	12 Months
Class A	4.04%	10.99%

Class B*	3.69%	10.24%

Class C	3.69%	10.24%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
MASSACHUSETTS PORTFOLIO	6 Months	12 Months
Class A	4.25%	12.18%

Class B*	4.00%	11.43%

Class C	3.90%	11.42%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	2.77%	7.98%

Class B*	2.42%	7.26%

Class C	2.32%	7.15%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	3.56%	10.39%

Class B*	3.20%	9.62%

Class C	3.20%	9.61%

BC Municipal Bond Index	3.91%	12.07%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Benchmark and Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2012

	NAV Returns
NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	4.51%	11.86%

Class B*	4.15%	11.09%

Class C	4.14%	11.07%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
OHIO PORTFOLIO	6 Months	12 Months
Class A	3.53%	9.51%

Class B*	3.17%	8.77%

Class C	3.17%	8.76%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	3.92%	11.25%

Class B*	3.56%	10.49%

Class C	3.45%	10.48%

BC Municipal Bond Index	3.91%	12.07%

	NAV Returns
VIRGINIA PORTFOLIO	6 Months	12 Months
Class A	3.40%	11.11%

Class B*	3.06%	10.38%

Class C	3.05%	10.37%

BC Municipal Bond Index	3.91%	12.07%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Benchmark and Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.82%	4.54%
1 Year	10.99%	7.70%
5 Years	4.59%	3.96%
10 Years	5.00%	4.68%

Class B Shares			2.22%	3.58%
1 Year	10.24%	7.24%
5 Years	3.88%	3.88%
10 Years(a)	4.57%	4.57%

Class C Shares			2.22%	3.58%
1 Year	10.24%	9.24%
5 Years	3.87%	3.87%
10 Years	4.28%	4.28%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				7.70%
5 Years				3.96%
10 Years				4.68%

Class B Shares
1 Year				7.24%
5 Years				3.88%
10 Years(a)				4.57%

Class C Shares
1 Year				9.24%
5 Years				3.87%
10 Years				4.28%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.95%, 1.67% and 1.66% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.30%	3.74%
1 Year	12.18%	8.81%
5 Years	5.16%	4.51%
10 Years	5.12%	4.80%

Class B Shares			1.68%	2.73%
1 Year	11.43%	8.43%
5 Years	4.44%	4.44%
10 Years(a)	4.69%	4.69%

Class C Shares			1.68%	2.73%
1 Year	11.42%	10.42%
5 Years	4.44%	4.44%
10 Years	4.40%	4.40%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				8.81%
5 Years				4.51%
10 Years				4.80%

Class B Shares
1 Year				8.43%
5 Years				4.44%
10 Years(a)				4.69%

Class C Shares
1 Year				10.42%
5 Years				4.44%
10 Years				4.40%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.61% and 1.60% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.34%	3.76%
1 Year	7.98%	4.77%
5 Years	4.07%	3.43%
10 Years	4.71%	4.39%

Class B Shares			1.73%	2.78%
1 Year	7.26%	4.26%
5 Years	3.36%	3.36%
10 Years(a)	4.27%	4.27%

Class C Shares			1.73%	2.78%
1 Year	7.15%	6.15%
5 Years	3.36%	3.36%
10 Years	3.98%	3.98%`

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				4.77%
5 Years				3.43%
10 Years				4.39%

Class B Shares
1 Year				4.26%
5 Years				3.36%
10 Years(a)				4.27%

Class C Shares
1 Year				6.15%
5 Years				3.36%
10 Years				3.98%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.09%, 1.80% and 1.79% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01%, 1.71% and 1.71% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.05%	3.42%
1 Year	10.39%	7.04%
5 Years	4.50%	3.87%
10 Years	4.80%	4.48%

Class B Shares			1.42%	2.37%
1 Year	9.62%	6.62%
5 Years	3.80%	3.80%
10 Years(a)	4.36%	4.36%

Class C Shares			1.42%	2.37%
1 Year	9.61%	8.61%
5 Years	3.79%	3.79%
10 Years	4.07%	4.07%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				7.04%
5 Years				3.87%
10 Years				4.48%

Class B Shares
1 Year				6.62%
5 Years				3.80%
10 Years(a)				4.36%

Class C Shares
1 Year				8.61%
5 Years				3.79%
10 Years				4.07%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.90% and 1.73% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.36%	4.07%
1 Year	11.86%	8.46%
5 Years	4.39%	3.75%
10 Years	4.61%	4.29%

Class B Shares			1.73%	2.98%
1 Year	11.09%	8.09%
5 Years	3.67%	3.67%
10 Years(a)	4.17%	4.17%

Class C Shares			1.73%	2.98%
1 Year	11.07%	10.07%
5 Years	3.69%	3.69%
10 Years	3.89%	3.89%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				8.46%
5 Years				3.75%
10 Years				4.29%

Class B Shares
1 Year				8.09%
5 Years				3.67%
10 Years(a)				4.17%

Class C Shares
1 Year				10.07%
5 Years				3.69%
10 Years				3.89%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.68% and 1.67% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.24%	3.66%
1 Year	9.51%	6.27%
5 Years	4.45%	3.82%
10 Years	4.74%	4.42%

Class B Shares			1.62%	2.65%
1 Year	8.77%	5.77%
5 Years	3.73%	3.73%
10 Years(a)	4.31%	4.31%

Class C Shares			1.61%	2.63%
1 Year	8.76%	7.76%
5 Years	3.72%	3.72%
10 Years	4.01%	4.01%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				6.27%
5 Years				3.82%
10 Years				4.42%

Class B Shares
1 Year				5.77%
5 Years				3.73%
10 Years(a)				4.31%

Class C Shares
1 Year				7.76%
5 Years				3.72%
10 Years				4.01%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.68% and 1.66% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.40%	3.81%
1 Year	11.25%	7.89%
5 Years	4.39%	3.75%
10 Years	4.83%	4.52%

Class B Shares			1.78%	2.83%
1 Year	10.49%	7.49%
5 Years	3.67%	3.67%
10 Years(a)	4.39%	4.39%

Class C Shares			1.78%	2.83%
1 Year	10.48%	9.48%
5 Years	3.67%	3.67%
10 Years	4.10%	4.10%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				7.89%
5 Years				3.75%
10 Years				4.52%

Class B Shares
1 Year				7.49%
5 Years				3.67%
10 Years(a)				4.39%

Class C Shares
1 Year				9.48%
5 Years				3.67%
10 Years				4.10%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.00%, 1.72% and 1.71% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.95%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2012
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.17%	3.54%
1 Year	11.11%	7.74%
5 Years	5.06%	4.43%
10 Years	5.32%	5.00%

Class B Shares			1.55%	2.53%
1 Year	10.38%	7.38%
5 Years	4.34%	4.34%
10 Years(a)	4.88%	4.88%

Class C Shares			1.55%	2.53%
1 Year	10.37%	9.37%
5 Years	4.34%	4.34%
10 Years	4.60%	4.60%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
				SEC Returns

Class A Shares
1 Year				7.74%
5 Years				4.43%
10 Years				5.00%

Class B Shares
1 Year				7.38%
5 Years				4.34%
10 Years(a)				4.88%

Class C Shares
1 Year				9.37%
5 Years				4.34%
10 Years				4.60%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.91%, 1.63% and 1.61% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.72%, 1.42% and 1.42% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2013 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2012.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Historical Performance disclosures on page 4.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,040.40	$3.98	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class B
Actual	$1,000	$1,036.90	$7.54	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%
Class C
Actual	$1,000	$1,036.90	$7.54	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,042.50	$4.19	0.82%
Hypothetical**	$1,000	$1,020.90	$4.14	0.82%
Class B
Actual	$1,000	$1,040.00	$7.75	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%
Class C
Actual	$1,000	$1,039.00	$7.75	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,027.70	$5.12	1.01%
Hypothetical**	$1,000	$1,019.95	$5.10	1.01%
Class B
Actual	$1,000	$1,024.20	$8.65	1.71%
Hypothetical**	$1,000	$1,016.45	$8.62	1.71%
Class C
Actual	$1,000	$1,023.20	$8.65	1.71%
Hypothetical**	$1,000	$1,016.45	$8.62	1.71%

Minnesota Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,035.60	$4.58	0.90%
Hypothetical**	$1,000	$1,020.50	$4.55	0.90%
Class B
Actual	$1,000	$1,032.00	$8.13	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000	$1,032.00	$8.13	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,045.10	$4.45	0.87%
Hypothetical**	$1,000	$1,020.65	$4.39	0.87%
Class B
Actual	$1,000	$1,041.50	$8.01	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%
Class C
Actual	$1,000	$1,041.40	$8.01	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,035.30	$4.33	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000	$1,031.70	$7.87	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Class C
Actual	$1,000	$1,031.70	$7.87	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%

Pennsylvania Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,039.20	$4.84	0.95%
Hypothetical**	$1,000	$1,020.25	$4.80	0.95%
Class B
Actual	$1,000	$1,035.60	$8.40	1.65%
Hypothetical**	$1,000	$1,016.75	$8.32	1.65%
Class C
Actual	$1,000	$1,034.50	$8.39	1.65%
Hypothetical**	$1,000	$1,016.75	$8.32	1.65%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,034.00	$3.66	0.72%
Hypothetical**	$1,000	$1,021.40	$3.64	0.72%
Class B
Actual	$1,000	$1,030.60	$7.21	1.42%
Hypothetical**	$1,000	$1,017.90	$7.16	1.42%
Class C
Actual	$1,000	$1,030.50	$7.21	1.42%
Hypothetical**	$1,000	$1,017.90	$7.16	1.42%
*	Expenses are equal to each class’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Fund Expenses

BOND RATING SUMMARY*

March 31, 2012 (unaudited)

*	All data are as of March 31, 2012. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). A measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2012 (unaudited)

*	All data are as of March 31, 2012. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). A measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2012 (unaudited)

*	All data are as of March 31, 2012. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). A measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2012 (unaudited)

*	All data are as of March 31, 2012. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). A measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.7%
Long-Term Municipal Bonds – 99.7%
Arizona – 77.3%
Arizona Cap Fac Fin Corp. (Arizona St Univ) Series 00 6.25%, 9/01/32	$2,000	$2,007,380
Arizona COP AGM Series 2008A 5.00%, 9/01/24	6,000	6,489,720
Arizona Dept of Admin Svc (Arizona Lottery) AGM Series 2010A 5.00%, 7/01/28	6,000	6,512,160
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,044,550
Arizona Hlth Fac Auth (Blood Systems, Inc.) Series 04 5.00%, 4/01/19	750	794,475
Arizona Hlth Fac Auth (Catholic Healthcare West) Series 2009 D 5.00%, 7/01/28	1,000	1,068,110
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.19%, 2/01/42(a)	1,150	1,073,939
Arizona St Univ (Arizona State Univ COP Rsch Infra) AMBAC Series 05A 5.00%, 9/01/23	2,000	2,163,940
Arizona St West Campus Hsg AMBAC Series 05 5.00%, 7/01/30	2,200	2,153,448
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax) NPFGC Series 03A 5.00%, 7/01/25	2,400	2,492,616
Arizona Trnsp Brd Hwy Series 04B 5.00%, 7/01/24	4,300	4,639,356
Series 2011A 5.25%, 7/01/29	1,500	1,745,565
Arizona Wtr Infra Fin Auth Series 06A 5.00%, 10/01/24 (Pre-refunded/ETM)	4,000	4,737,800

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona Wtr Infra Fin Auth (Arizona SRF) Series 2012A 5.00%, 10/01/25	$1,000	$1,199,810
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	405	354,529
Downtown Phoenix Hotel Corp AZ FGIC Series 2005A 5.00%, 7/01/29	1,400	1,304,828
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	1,089	1,101,327
Estrella Mtn CFD AZ Golf Vlg Series 01A 7.875%, 7/01/25	2,276	2,285,445
Glendale AZ Wtr & Swr 5.00%, 7/01/28	2,000	2,261,760
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 99 5.95%, 10/01/23	3,160	2,981,776
Greater AZ Dev Auth NPFGC Series 05A 5.00%, 8/01/21	1,600	1,712,000
NPFGC Series 05B 5.00%, 8/01/25	4,320	4,592,722
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00 7.50%, 7/01/24	475	475,276
Hassayampa CFD AZ Series 96 7.75%, 7/01/21	1,655	1,672,063
Maricopa Cnty AZ IDA SFMR Series 01 5.63%, 3/01/33	25	25,050
Maricopa Cnty AZ USD #89 GO 6.25%, 7/01/26	3,700	4,243,493
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog) 8.00%, 5/01/25	2,000	2,285,880
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth) AMBAC Series 05 5.00%, 6/01/27	1,000	1,032,640

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac) AMBAC Series 04 5.125%, 9/01/21-9/01/24	$7,140	$7,389,746
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport) 5.00%, 7/01/26	4,080	4,444,140
Series 2010A 5.00%, 7/01/31	2,000	2,144,920
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) NPFGC-RE Series 05A 5.00%, 7/01/23	5,500	6,009,795
Phoenix AZ IDA (Great Hearts Academies) 6.00%, 7/01/32	250	252,088
Phoenix AZ IDA (Phoenix AZ Lease – Capitol Mall) AMBAC 5.00%, 9/15/25	5,935	6,087,708
Pima Cnty AZ IDA (American Charter Sch Fdntn) Series 2007A 5.50%, 7/01/26	1,000	974,870
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	1,500	1,466,190
Pima Cnty AZ IDA MFHR Series 99 7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,307,312
Pima Cnty AZ Swr Series 2011B 5.00%, 7/01/26	1,000	1,121,710
AGM 5.00%, 7/01/25	2,000	2,252,720
Pima County Regional Transportation Auth 5.00%, 6/01/26	3,000	3,387,480
Pinal Cnty AZ COP Series 04 5.00%, 12/01/24	2,000	2,100,880
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 06A 5.25%, 10/01/22	1,400	1,397,760
Queen Creek AZ ID #1 5.00%, 1/01/26	600	600,750

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Salt River Proj Agric Impt & Pwr Dist AZ Series A 5.00%, 1/01/29	$3,400	$3,792,326
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/22-12/01/23	1,165	1,257,450
Series 2007 5.00%, 12/01/37	1,000	981,500
Scottsdale AZ IDA (Scottsdale Healthcare) 5.00%, 9/01/23	1,500	1,608,525
AGM 5.00%, 9/01/35	1,500	1,589,670
Show Low AZ ID #6 ACA Series 00 6.00%, 1/01/18	745	745,663
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,650	1,564,497
Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	1,142	1,142,822
Tempe AZ Excise Tax 5.00%, 7/01/24	1,035	1,119,756
Tucson AZ Arpt Auth AMBAC Series 01 5.35%, 6/01/31	6,475	6,479,403
Tucson AZ COP NPFGC Series 04A 5.00%, 7/01/23-7/01/24	6,100	6,329,145
Tucson AZ IDA (Univ of AZ/Marshall Foundation) AMBAC Series 02A 5.00%, 7/15/32	1,000	1,001,750

		133,002,234

California – 1.9%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	2,155	2,405,713
Series 2008A 5.375%, 8/15/20	740	821,185

		3,226,898

District of Columbia – 1.4%
District of Columbia Tax Incr 5.25%, 12/01/26	2,040	2,416,237

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 0.5%
Double Branch CDD FL Series 02A 6.70%, 5/01/34	$905	$910,140

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	825	896,684

New York – 0.5%
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	820	897,375

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	305	328,778

Puerto Rico – 15.5%
Puerto Rico Comwlth Hwy Tran Series 2002D 5.00%, 7/01/32 (Pre-refunded/ETM)	190	192,193
Puerto Rico Comwlth Hwy Tran (Puerto Rico Hwy & Trnsp Spl Tax) AGM Series 2002D 5.00%, 7/01/32	1,825	1,827,719
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18	6,000	6,383,220
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20-7/01/22	6,400	6,893,453
Puerto Rico GO 5.25%, 7/01/23	575	597,741
Series 01A 5.50%, 7/01/19	500	559,720
Series 03A 5.25%, 7/01/23 (Pre-refunded/ETM)	500	530,650
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	543,425
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,238,231
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,855	1,959,659
5.125%, 12/01/27	385	411,238

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	$1,500	$1,505,550
Univ of Puerto Rico 5.00%, 6/01/18	1,855	1,971,327

		26,614,126

Texas – 1.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	840	968,159
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	420	477,796
Texas Turnpike Auth (Central Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	1,750	1,756,808

		3,202,763

Total Investments – 99.7% (cost $164,533,268)		171,495,235
Other assets less liabilities – 0.3%		591,939

Net Assets – 100.0%		$172,087,174

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,000	8/9/26	4.063%	SIFMA	*	$(243,212)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.

As of March 31, 2012, the Portfolio held 45.2% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

USD – Unified School District

See notes to financial statements.

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.2%
Long-Term Municipal Bonds – 96.2%
Massachusetts – 74.5%
Boston MA Wtr & Swr Comm 5.00%, 11/01/26	$2,000	$2,295,800
Series 2010A 5.00%, 11/01/29-11/01/30	5,000	5,691,180
Fall River MA GO AGM 5.00%, 7/15/28	5,085	5,620,095
Massachusetts Bay Transp Auth Series 04A 5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,214,340
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax) 5.00%, 7/01/28	1,025	1,180,124
Series B 5.00%, 7/01/29	645	737,532
Massachusetts College Bldg Auth AMBAC 5.00%, 5/01/23 (Pre-refunded/ETM)	2,635	3,070,908
Massachusetts Dev Fin Agy (Bentley Univ) 5.00%, 7/01/28	4,500	4,783,770
Massachusetts Dev Fin Agy (Boston College) 5.00%, 7/01/31	3,250	3,640,715
Massachusetts Dev Fin Agy (Boston University) 5.00%, 10/01/29	3,300	3,591,951
Massachusetts Dev Fin Agy (Brandeis Univ) 5.00%, 10/01/26-10/01/27	3,300	3,559,284
Series O-2 5.00%, 10/01/28	3,500	3,785,810
Massachusetts Dev Fin Agy (Deerfield Academy) 5.00%, 10/01/30-10/01/40	7,615	8,621,553
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) AGC Series 2005D 5.00%, 7/01/24	3,500	3,690,155
Massachusetts Dev Fin Agy (Phillips Academy) 5.00%, 9/01/21-9/01/22	6,000	7,026,510
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute) 5.00%, 7/01/31	7,000	7,917,070

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Dev Fin Agy (Whitehead Institute) 5.00%, 6/01/26	$1,710	$1,958,446
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,657,702
Massachusetts DOT Met Hwy Sys Series 2010B 5.00%, 1/01/26	6,900	7,591,311
Massachusetts GO Series 02C 5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,164,728
Series 2008A 5.00%, 9/01/28	2,800	3,138,072
AGM Series 2005A 5.00%, 3/01/17	5,000	5,574,900
Massachusetts Hlth & Ed Facs Auth FGIC 5.00%, 5/15/25 (Pre-refunded/ETM)	80	80,432
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music) Series 2007A 5.00%, 10/01/32	5,000	5,236,800
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	4,000	4,041,680
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	2,600	2,615,808
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) 5.375%, 7/01/25	3,000	3,316,320
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys) 6.00%, 7/01/31	1,955	1,980,806
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) 5.25%, 11/15/23	2,000	2,392,560
Series 2010A 5.00%, 12/15/30	5,000	5,771,700
Series A 5.00%, 12/15/27	2,150	2,530,743
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	1,005	1,035,592

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech) 5.75%, 7/01/26	$6,500	$7,902,115
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr) 5.00%, 7/15/22	1,220	1,252,342
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) 5.00%, 10/01/28	2,025	2,237,078
Series 2010A 5.00%, 10/01/29	5,000	5,492,900
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys) 5.00%, 7/01/27	2,000	2,174,380
5.25%, 7/01/29	2,500	2,801,350
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute) 5.00%, 7/01/30	3,860	4,350,722
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ) 6.00%, 7/01/24	2,000	2,322,820
Massachusetts Hlth & Ed Facs Auth (Williams College) Series 2007 5.00%, 7/01/31	5,360	5,880,027
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center) 5.25%, 7/01/38	2,500	2,573,925
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic) 5.25%, 6/01/26	1,905	2,146,592
5.375%, 6/01/27	3,060	3,449,232
Massachusetts Port Auth Series 2010B 5.00%, 7/01/34	2,750	3,030,555
Massachusetts Port Auth (US Airways) NPFGC Series 96A 5.875%, 9/01/23	2,000	1,999,860
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) Series 2011-B 5.00%, 10/15/32	3,720	4,217,215
NPFGC Series 05A 5.00%, 8/15/19	7,000	7,903,980

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Spl Obl (Massachusetts Gas Tax) AGM Series 2005A 2.352%, 6/01/20(a)	$2,000	$2,057,440
5.00%, 6/01/23	1,500	1,648,635
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) 5.00%, 8/01/20-8/01/25	6,125	7,163,358
Massachusetts Wtr Res Auth Series 2011B 5.00%, 8/01/26-8/01/29	6,755	7,809,837
Metropolitan Boston Trnsp Pkg Corp. MA 5.00%, 7/01/27	6,000	6,655,080
Springfield MA GO AGM 5.00%, 8/01/19	3,000	3,392,730
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) 5.00%, 5/01/26-5/01/27	6,000	6,520,866

		216,497,436

Arizona – 1.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	345	302,006
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,160	1,117,486
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	647,790
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,265	1,199,448

		3,266,730

California – 1.6%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,055	1,177,739
Series 2008A 5.50%, 8/15/23	360	392,166
Southern CA Pub Pwr Auth 5.00%, 7/01/23	2,800	3,188,836

		4,758,741

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 3.4%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	$5,300	$5,779,067
District of Columbia Tax Incr 5.25%, 12/01/26	3,575	4,234,337

		10,013,404

Florida – 0.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,750	1,638,595

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	504,960

Illinois – 0.4%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	309,455
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	370	373,889
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	325	365,391

		1,048,735

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	1,365	1,483,605

Nevada – 0.6%
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg) Series 03 6.10%, 8/01/18	910	941,249
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	688,157

		1,629,406

New York – 2.7%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/28	6,065	6,687,390

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York NY GO Series 06 5.00%, 6/01/22	$1,085	$1,233,287

		7,920,677

Ohio – 1.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,450	3,851,960
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	395	425,794

		4,277,754

Puerto Rico – 7.7%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	850	937,924
Series 08WW 5.375%, 7/01/23	2,065	2,264,520
Series 2010 ZZ 5.25%, 7/01/24	3,000	3,314,100
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	559,720
Series 06A 5.25%, 7/01/22	500	533,780
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	543,425
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,122,372
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	695	722,800
5.125%, 12/01/27	1,965	2,098,915
Puerto Rico Hwy & Trnsp Auth Series 2003G 5.25%, 7/01/14 (Pre-refunded/ETM)	3,355	3,560,661
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	4,410	4,609,244
FGIC Series 2003G 5.25%, 7/01/14	870	909,193
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	283,685

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	$1,025	$1,079,509

		22,539,848

Texas – 0.6%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,090	1,256,301
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	545	619,998

		1,876,299

Washington – 0.5%
Washington St GO AGM 5.00%, 7/01/28	1,245	1,357,535

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales 6.50%, 2/01/31(b)	750	823,185

Total Municipal Obligations (cost $260,847,525)		279,636,910

	Shares
SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%(c) (cost $5,201,525)	5,201,525	5,201,525

Total Investments – 98.0% (cost $266,049,050)		284,838,435
Other assets less liabilities – 2.0%		5,949,813

Net Assets – 100.0%		$290,788,248

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$1,204,101
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	794,368

						$1,998,469

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Massachusetts Portfolio—Portfolio of Investments

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2012.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of this security amounted to $823,185 or 0.3% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 16.9% of net assets in insured bonds (of this amount 6.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

DOT – Department of Transportation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SID – Special Improvement District

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 99.0%
Michigan – 66.5%
Allen Park MI Pub SD GO Series 03 5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,770,465
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,418,243
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,051,410
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,833,550
Cedar Springs MI SD GO Series 03 5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,929,337
Detroit MI City SD GO Series 2012A 5.00%, 5/01/31	2,365	2,535,114
Detroit MI GO Series 2010 5.00%, 11/01/30	2,000	2,095,060
AMBAC Series 04A-1 5.25%, 4/01/22	1,330	1,192,039
Detroit MI SD GO AGM Series 01A 5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	2,910,817
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	1,885	1,990,880
Dexter Cmnty Sch MI GO AGM 5.00%, 5/01/25	2,250	2,492,887
Lansing MI Brd Wtr & Lt AGM Series 03A 5.00%, 7/01/25	2,200	2,279,090
Michigan Federal Hwy Grant AGM 5.25%, 9/15/26	3,500	3,834,005
Michigan Finance Auth (Michigan SRF) 5.00%, 10/01/23-10/01/24	3,000	3,626,490
Michigan HDA MFHR (Danbury Manor Apts) Series 02A 5.30%, 6/01/35	2,490	2,463,382
Michigan HDA MFHR (Michigan HDA) Series 02A 5.50%, 10/20/43	1,950	1,975,857
AMBAC Series 97A 6.10%, 10/01/33	540	540,000
Michigan Hgr Ed Fac Auth (Hope College) 5.90%, 4/01/32	1,465	1,470,786

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog) AMBAC Series 17G 5.20%, 9/01/20	$3,500	$3,532,725
Michigan Hosp Fin Auth 5.00%, 5/15/25 (Pre-refunded/ETM)	415	469,730
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr) Series 02A 5.625%, 3/01/27	1,250	1,258,888
Michigan Hosp Fin Auth (Henry Ford Hlth Sys) Series 2006A 5.25%, 11/15/32	1,600	1,697,264
Michigan Hosp Fin Auth (Trinity Health Credit Group) Series 2010A 5.00%, 12/01/27	1,000	1,100,960
Michigan Strategic Fund (Detroit Edison Co.) XLCA Series 02C 5.45%, 12/15/32	3,000	3,011,970
Michigan Strategic Fund (Friendship Associates) Series 02 A 5.20%, 12/20/22	3,000	3,075,480
Michigan Strategic Fund (Michigan Lease House of Rep Fac) 5.25%, 10/15/31	2,150	2,313,529
Michigan Tech Univ Series 2012A 5.00%, 10/01/34(a)	1,350	1,457,960
North Muskegon SD MI GO Series 03 5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,581,135
Olivet Comnty Schs MI GO Series 02 5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,095,310
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	1,050,462
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) 5.00%, 7/01/30	500	512,175
Southfield MI Lib Bldg Auth NPFGC 5.00%, 5/01/25	3,340	3,545,878

		66,112,878

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$215	$188,207

California – 0.8%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) 5.00%, 5/01/27	700	791,021

District of Columbia – 2.7%
District of Columbia Tax Incr 5.25%, 12/01/26	2,230	2,641,279

Florida – 3.9%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,835	1,718,184
Double Branch CDD FL Series 02A 6.70%, 5/01/34	895	900,083
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	700	700,770
Pinellas Cnty FL Ed Fac (Barry Univ) 5.00%, 10/01/27	500	531,040

		3,850,077

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch Il SSA#1 – Deercrest) Series 03 6.625%, 3/01/33	490	407,862
Plano IL SSA #3 (Plano Il SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	369	372,878
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	140	157,399

		938,139

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	480	521,707

Nevada – 0.7%
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	688,157

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York – 3.2%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/29	$2,155	$2,354,294
New York NY GO Series 06 5.00%, 6/01/22	680	772,936

		3,127,230

Ohio – 2.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,050	2,288,846
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	170	183,253

		2,472,099

Puerto Rico – 16.3%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	1,000	1,103,440
Series 08WW 5.375%, 7/01/23	1,120	1,228,214
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	533,780
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,089,008
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,215	1,283,550
5.125%, 12/01/27	145	154,882
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01B 5.50%, 12/01/23	1,715	1,716,664
Series 01C 5.30%, 12/01/28	1,530	1,530,612
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	3,000	3,011,100
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	283,684
Puerto Rico Sales Tax Fin Corp. Series 2009A 5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,032
5.50%, 8/01/28	2,975	3,273,601

		16,240,567

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	$470	$541,708
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	235	267,338

		809,046

Total Municipal Obligations (cost $95,046,622)		98,380,407

	Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(b) (cost $43,858)	43,858	43,858

Total Investments – 99.0% (cost $95,090,480)		98,424,265
Other assets less liabilities – 1.0%		949,863

Net Assets – 100.0%		$99,374,128

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$965,702

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 26.2% of net assets in insured bonds (of this amount 11.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Michigan Portfolio—Portfolio of Investments

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

SD – School District

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.1%
Long-Term Municipal Bonds – 95.1%
Minnesota – 95.1%
Bemidji MN Hlth Care Fac (North Country Hlth Svc) RADIAN Series 02 5.00%, 9/01/31	$1,500	$1,536,375
Cass Lake MN ISD #115 GO NPFGC-RE 5.00%, 2/01/26	1,760	1,826,299
Chaska MN Elec Sys Series 05A 5.25%, 10/01/25	1,000	1,068,920
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.) Series 2006A 6.00%, 12/01/46	675	668,129
Farmington MN ISD #192 GO (Farmington MN ISD) AGM Series 05B 5.00%, 2/01/24	3,875	4,197,090
Hennepin Cnty MN Sales Tax (Ballpark Proj) 5.00%, 12/15/23	3,475	3,951,318
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	682,312
Metropolitan Council MN GO 5.00%, 3/01/22	5,000	5,727,400
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,170	1,186,766
Minneapolis MN Common Bond FD Series 20102A 6.25%, 12/01/30	1,000	1,145,890
Minneapolis MN GO NPFGC Series 02 5.25%, 12/01/26	2,000	2,047,700
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 05D 5.00%, 11/15/30	1,000	1,037,390
Minneapolis MN MFHR (Bottineau Commons Apts) Series 02 5.45%, 4/20/43	2,000	2,000,760

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minneapolis MN MFHR (Sumner Field Apts) Series 02 5.60%, 11/20/43	$2,505	$2,516,924
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care) 5.25%, 8/15/35	1,000	1,091,780
Series 2010A 5.00%, 8/15/30	1,000	1,041,680
Series D 5.25%, 8/15/25	500	561,795
Minneapolis-St Paul MN Metro Arpt Commn Series 2003A 5.00%, 1/01/28 (Pre-refunded/ETM)	560	579,869
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt) 5.00%, 1/01/30	1,250	1,367,250
Series 2003A 5.00%, 1/01/28	940	950,049
Series 2009A 5.00%, 1/01/21	2,020	2,320,637
Minnesota 911 Spl Fee AGC Series 2009 5.00%, 6/01/21	1,970	2,336,302
Minnesota Agr & Econ Dev Brd (Essentia Health) AGC Series 2008 C-1 5.50%, 2/15/25	1,000	1,135,670
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc) Series 02 6.00%, 2/01/22-2/01/27	2,880	2,913,090
Minnesota GO 5.00%, 8/01/19-6/01/21	4,000	4,727,840
Minnesota HFA SFMR (Minnesota HFA) Series 96F 6.30%, 1/01/28	210	210,208
Series 98H 6.05%, 7/01/31	920	921,536
Minnesota Hgr Ed Fac Auth (Carleton College) Series D 5.00%, 3/01/30	2,000	2,233,300
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College) 5.00%, 10/01/31	2,770	3,020,768

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Hgr Ed Fac Auth (St. Catherine College) 5.375%, 10/01/32	$1,000	$1,003,470
Minnesota Hgr Ed Fac Auth (St. Olaf College) Series 2010 7-F 5.00%, 10/01/20	700	822,542
Minnesota Hgr Ed Fac Auth (St. Scholastic College) Series 2010H 5.125%, 12/01/30	1,000	1,046,650
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN) Series 04-5 5.00%, 10/01/24	1,000	1,051,850
5.25%, 10/01/34	1,000	1,036,090
Series 2009 5.00%, 10/01/29	1,000	1,095,340
Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	3,000	3,252,240
Series 04A 5.25%, 10/01/24	500	544,020
Minnetonka MN MFHR (Archer Heights Apts) Series 99A 5.30%, 1/20/27	1,620	1,620,551
No St Paul Maplewd MN ISD #622 AGM 5.00%, 8/01/20	3,425	3,856,618
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec) 5.00%, 1/01/23-1/01/24	4,135	4,793,021
Prior Lake MN ISD #719 GO AGM Series 05B 5.00%, 2/01/23	3,350	3,616,928
Rochester MN Hlth Care Fac (Mayo Clinic) Series D 5.00%, 11/15/38	1,000	1,104,380
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	600	612,222
Shoreview MN MFHR (Lexington Apts) Series 01A 5.55%, 8/20/42	1,445	1,445,650

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47
Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

St. Cloud MN Hosp (Centracare Hlth Sys) Series 2010A 5.125%, 5/01/30	$1,500	$1,620,795
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.50%, 7/01/29	1,150	1,247,670
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) Series 2010A 5.00%, 8/01/30	1,870	2,015,710
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp) 5.00%, 2/01/21	500	515,900
St. Paul MN Port Auth (Allina Health Sys) Series 2009 A-2 5.25%, 11/15/28	1,200	1,309,080
St. Paul MN Port Auth (Amherst H Wilder Fndtn) 5.00%, 12/01/29	3,945	4,249,041
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg) Series 02 5.25%, 12/01/27	1,725	1,771,333
Series 03 5.00%, 12/01/23	1,000	1,067,320
St. Paul MN Rec Facs (Highland National Proj) 5.00%, 10/01/20-10/01/25	2,750	3,069,630
Tobacco Securitization Auth MN 5.25%, 3/01/31	1,075	1,168,407
Western MN Mun Pwr Agy AGM 5.00%, 1/01/17	700	813,456
NPFGC Series 03A 5.00%, 1/01/26-1/01/30	3,100	3,138,297
White Bear Lake MN MFHR (Renova Partners Proj) Series 01 5.60%, 10/01/30	1,000	1,000,170
Willmar MN GO AGM Series 02 5.00%, 2/01/32 (Pre-refunded/ETM)	2,000	2,078,920

Total Municipal Obligations (cost $100,948,746)		106,972,348

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(a) (cost $3,830,759)	3,830,759	$3,830,759

Total Investments – 98.5% (cost $104,779,505)		110,803,107
Other assets less liabilities – 1.5%		1,644,062

Net Assets – 100.0%		$112,447,169

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$509,004

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 24.6% of net assets in insured bonds (of this amount 7.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SFMR – Single Family Mortgage Revenue

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
New Jersey – 67.5%
Bergen Cnty NJ Impt Auth Series 05 5.00%, 4/01/25 (Pre-refunded/ETM)	$1,555	$1,762,033
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO) 5.00%, 12/15/17	2,755	3,328,123
Higher Ed Student Assist NJ NPFGC Series 00A 6.15%, 6/01/19	705	706,481
Landis NJ Swr Auth NPFGC-RE Series 93 9.536%, 9/19/19(a)	2,050	2,482,386
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	750	751,402
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/24	1,290	1,327,320
New Jersey Ed Fac Auth 5.00%, 7/01/23 (Pre-refunded/ETM)	280	319,782
AMBAC Series 02A 5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,550,550
FGIC Series 04E 5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,099,230
New Jersey Ed Fac Auth (New Jersey Inst of Technology) Series 2010H 5.00%, 7/01/31	700	743,638
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,816,350
New Jersey Ed Fac Auth (Princeton Univ) 5.00%, 7/01/23	3,200	3,517,760
New Jersey Ed Fac Auth (Richard Stockton College) 5.50%, 7/01/23	4,500	5,064,885
New Jersey EDA Series 04-I 5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,798,901

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	$3,000	$3,437,640
New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	1,000	1,010,950
Series 02 5.25%, 6/01/24	540	555,131
New Jersey EDA (New Jersey Lease Liberty St Pk) Series A 5.00%, 3/01/24	1,500	1,568,565
New Jersey EDA (New Jersey Lease Sch Fac) Series 05 5.25%, 3/01/25	3,300	3,615,216
AGM 5.00%, 9/01/22	3,540	3,915,134
New Jersey EDA (NUI Corp.) ACA Series 98A 5.25%, 11/01/33	2,200	2,200,792
New Jersey Hlth Care Fac Fin Auth 5.75%, 7/01/25 (Pre-refunded/ETM)	900	912,015
RADIAN Series 04A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,570,117
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08 5.125%, 7/01/22	1,000	1,105,100
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr) 5.75%, 7/01/25	975	982,595
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02 5.125%, 7/01/32	4,250	4,137,417
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr) 5.00%, 1/01/34	1,940	1,991,197
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	2,100	2,165,646
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd) RADIAN Series 01A 5.20%, 7/01/31	1,350	1,186,974

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys) Series 01 5.625%, 7/01/31	$2,700	$2,709,045
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,501,710
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) AGM Series 00A1 6.35%, 11/01/31	2,000	2,002,040
New Jersey Inst of Technology Series 2012A 5.00%, 7/01/32	1,400	1,560,216
New Jersey Trnsp Trust Fd Auth Series 03C 5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,392,515
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant) NPFGC-RE Series 2006A 5.00%, 6/15/18	3,400	3,857,028
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,615,750
Newark NJ Hsg Auth PANYNJ Term NPFGC Series 04 5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,580,563
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,301,124
North Hudson Swr Auth NJ NPFGC Series 01A Zero Coupon, 8/01/24	9,875	5,490,302
Rutgers State Univ NJ GO 5.00%, 5/01/30	1,000	1,119,180
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas) Series 01A 5.75%, 4/01/31	1,500	1,515,765
South Jersey Port Corp. NJ 5.20%, 1/01/23	1,000	1,009,590
Union Cnty NJ Impt Auth (Union Cnty NJ GO) NPFGC Series 03A 5.25%, 8/15/23	2,885	2,997,428

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Union Cnty NJ Util Auth (Union Cnty NJ) Series 2011A 5.25%, 12/01/31	$4,560	$4,873,135

		104,148,721

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	310	271,368

California – 1.1%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,165	1,300,536
Series 2008A 5.50%, 8/15/23	400	435,740

		1,736,276

District of Columbia – 2.4%
District of Columbia Tax Incr 5.25%, 12/01/26	3,070	3,636,200

Florida – 3.0%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,500	2,340,850
Double Branch CDD FL Series 02A 6.70%, 5/01/34	890	895,055
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	160	160,275
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	1,165	1,166,282

		4,562,462

Guam – 0.3%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	512,345

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	517	522,434

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	750	815,168

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York – 7.2%
New York NY GO Series 06 5.00%, 6/01/22	$950	$1,079,837
New York NY Mun Wtr Fin Auth Series EE 5.00%, 6/15/31	2,040	2,319,174
Port Authority of NY & NJ 5.00%, 7/15/30	1,800	2,078,352
NPFGC-RE Series 02 5.25%, 5/15/37	2,500	2,529,925
Port Authority of NY & NJ (Delta Airlines, Inc.) NPFGC Series 97-6 5.75%, 12/01/22	3,175	3,180,524

		11,187,812

Ohio – 2.4%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,349,530
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25(b)(c)	500	412,835

		3,762,365

Pennsylvania – 4.3%
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/28-1/01/29	4,530	4,952,301
Delaware River JT Toll Brdg Commn PA Series 03 5.00%, 7/01/28	1,625	1,650,318

		6,602,619

Puerto Rico – 7.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	900	993,096
Series 08WW 5.375%, 7/01/23	2,165	2,374,182
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	559,720
Series 04A 5.25%, 7/01/19	710	748,936
Series 06A 5.25%, 7/01/22	500	533,780
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,529,364

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	$1,310	$1,383,910
5.125%, 12/01/27	305	325,786
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	1,260	1,322,043

		10,770,817

Texas – 1.7%
Dallas TX ISD GO Series 2004 5.00%, 2/15/28 (Pre-refunded/ETM)	2,450	2,661,949

Total Municipal Obligations (cost $142,791,233)		151,190,536

	Shares
SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(d) (cost $1,359,765)	1,359,765	1,359,765

Total Investments – 98.8% (cost $144,150,998)		152,550,301
Other assets less liabilities – 1.2%		1,860,229

Net Assets – 100.0%		$154,410,530

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$460,772

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2012.

(b)	Illiquid security.

(c)	Fair valued.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

As of March 31, 2012, the Portfolio held 30.8% of net assets in insured bonds (of this amount 21.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SSA – Special Services Area

See notes to financial statements.

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
Ohio – 73.7%
Allen Cnty OH Hosp (Catholic Healthcare Partners) Series 2010B 5.25%, 9/01/27	$2,350	$2,563,168
Brookville OH Local SD GO AGM Series 03 5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,155,020
Canton OH SD GO NPFGC Series 04B 5.00%, 12/01/22-12/01/23	2,150	2,309,776
Central OH Solid Wst Auth AMBAC Series 04B 5.00%, 12/01/21	2,035	2,166,624
Cincinnati OH Tech College AMBAC Series 02 5.00%, 10/01/28 (Pre-refunded/ETM)	5,000	5,349,500
Cleveland OH Arpt Sys AMBAC Series 2006 A 5.00%, 1/01/23	4,000	4,245,480
Cleveland OH GO AMBAC Series 04 5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,350,324
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,500	2,791,275
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,165	2,397,434
Cleveland OH Wtrworks NPFGC 5.00%, 1/01/23	2,500	2,781,275
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25(a)(b)	500	412,835
Columbus OH SD GO FGIC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,637,250
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,352,427
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010G 5.25%, 12/01/25	3,200	3,625,248

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH GO RADIAN Series 04 5.00%, 11/15/19	$1,850	$1,879,785
Cuyahoga Cnty OH MFHR (Longwood Apts) Series 01 5.60%, 1/20/43	3,620	3,655,186
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	2,000	2,031,620
Cuyahoga OH CCD 5.00%, 8/01/24	1,545	1,756,711
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 03A 5.00%, 12/01/23	1,280	1,301,709
Delaware OH SD GO NPFGC Series 04 5.00%, 12/01/19	1,340	1,451,515
Dublin OH SD GO AGM Series 03 5.00%, 12/01/22 (Pre-refunded/ETM)	1,500	1,617,570
Erie Cnty OH Hosp (Firelands Regional Med Ctr) Series 2002A 5.625%, 8/15/32	2,745	2,781,618
Franklin Cnty OH MFHR (Agler Green Apts) Series 02A 5.65%, 5/20/32	770	786,162
5.80%, 5/20/44	1,150	1,174,403
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax) NPFGC Series 04 5.00%, 12/01/24	1,350	1,453,586
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty Oh) NPFGC-RE Series 04 5.00%, 12/01/23	1,330	1,391,965
Hamilton OH SD GO NPFGC 5.00%, 12/01/24	1,000	1,045,050
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	270	291,049

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Madeira OH City SD GO NPFGC Series 04 5.00%, 12/01/22 (Pre-refunded/ETM)	$1,295	$1,448,691
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,532,592
Miami Univ OH 5.00%, 9/01/31	1,000	1,124,450
Oak Hills OH Local SD GO AGM Series 05 5.00%, 12/01/25	1,000	1,042,310
Ohio Bldg Auth (Ohio Lease Adult Corr Fac) AGM Series 05A 5.00%, 4/01/24	1,500	1,633,695
NPFGC Series 04A 5.00%, 4/01/22	2,975	3,139,428
Ohio GO 5.00%, 9/15/22	3,085	3,780,667
Series 04A 5.00%, 6/15/22	3,000	3,268,350
Ohio Higher Edl Fac Commn (Denison Univ) Series 04 5.00%, 11/01/21-11/01/24	3,440	3,654,621
Ohio St Higher Edl Fac Rev (Univ Of Dayton Oh) 5.375%, 12/01/30	750	823,073
Ohio Swr & Solid Wst Fac (Anheuser-Busch Cos., Inc.) Series 01 5.50%, 11/01/35	3,000	3,001,980
Ohio Univ NPFGC Series 04 5.00%, 12/01/22 (Pre-refunded/ETM)	1,950	2,140,788
Ohio Wtr Dev Auth (Anheuser-busch Cos., Inc.) Series 99 6.00%, 8/01/38	2,250	2,251,868
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club Of Grove City) Series 04A 6.00%, 12/01/22	1,679	1,560,110
Princeton OH City SD GO NPFGC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,724,016
Riversouth Auth OH Series 04A 5.25%, 12/01/21-12/01/22	2,000	2,149,140

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 05A 5.00%, 12/01/24	$3,590	$3,860,112
Summit Cnty OH Port Auth 5.00%, 12/01/25	3,760	4,250,830
Toledo OH City SD GO NPFGC-RE Series 03B 5.00%, 12/01/23 (Pre-refunded/ETM)	2,940	3,167,879
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 04B 4.50%, 12/01/15	2,500	2,670,075
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	1,270	1,553,477
Univ of Cincinnati COP NPFGC 5.00%, 6/01/24	4,470	4,731,763
Youngstown OH GO AGM 5.00%, 12/01/25	2,155	2,268,202

		116,533,682

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	300	262,614

California – 0.0%
California GO 5.25%, 4/01/29	5	5,260

District of Columbia – 2.1%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	3,000	3,271,170

Florida – 2.0%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	200	200,722
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,872,680
Double Branch CDD FL Series 02A 6.70%, 5/01/34	870	874,941

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	$240	$240,413

		3,188,756

Georgia – 0.3%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	504,960

Illinois – 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest) Series 03 6.625%, 3/01/33	947	788,254
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	531	536,581
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	215	241,720

		1,566,555

Louisiana – 0.7%
Louisiana Citizens Ppty Ins Corp. 5.00%, 6/01/24	1,000	1,112,780

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	755	820,602

New York – 2.8%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/29	3,365	3,676,195
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	745	815,298

		4,491,493

Puerto Rico – 9.1%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18-7/01/19	6,370	6,728,302
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	2,530	2,739,155
5.375%, 7/01/24	1,030	1,124,709

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico GO Series 01A 5.50%, 7/01/19	$500	$559,720
Series 06A 5.25%, 7/01/22	500	533,780
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	543,425
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	375	400,556
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	375	386,843
Univ of Puerto Rico 5.00%, 6/01/22	1,350	1,397,506

		14,413,996

Texas – 4.3%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier) Series 20111D 5.00%, 9/01/28	5,000	5,600,900
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	740	852,902
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	370	420,916

		6,874,718

Total Municipal Obligations (cost $146,028,632)		153,046,586

	Shares
SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $2,426,128)	2,426,128	2,426,128

Total Investments – 98.3% (cost $148,454,760)		155,472,714
Other assets less liabilities – 1.7%		2,764,061

Net Assets – 100.0%		$158,236,775

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$523,547

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Fair valued.

(b)	Illiquid security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 42.6% of net assets in insured bonds (of this amount 37.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CCD	– Community College District
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
RTA	– Regional Transportation Authority
SD	– School District
SSA	– Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.6%
Pennsylvania – 77.3%
Adams Cnty PA IDA (Gettysburg College) 5.00%, 8/15/25	$1,090	$1,193,550
Allegheny Cnty PA IDA (Residential Resources, Inc.) 5.00%, 9/01/21	500	503,515
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax) 5.60%, 7/01/23	1,500	1,432,425
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr) NPFGC Series 05A 5.00%, 12/01/24	3,490	3,762,639
Bucks Cnty PA Wtr & Swr Auth AGM Series 2011A 5.00%, 12/01/29	1,255	1,422,392
Butler Cnty PA FGIC Series 03 5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,728,805
Carlisle SD PA GO 5.00%, 9/01/25	4,000	4,658,840
Coatesville PA SD GO AGM 5.00%, 8/01/23	6,500	7,182,305
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45	300	304,299
Delaware Cnty Auth PA (Elwyn Proj) 5.00%, 6/01/25	1,645	1,637,055
Delaware Cnty PA Hgr Ed Auth (Eastern College) Series 99 5.625%, 10/01/28	2,500	2,501,250
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/29	4,470	4,867,249
Lancaster Area Swr Auth PA NPFGC Series 04 5.00%, 4/01/22	1,330	1,387,616
Lehigh Northampton PA Arpt NPFGC Series 00 6.00%, 5/15/30	2,400	2,388,288

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lycoming Cnty PA Auth (College of Technology) AMBAC Series 02 5.25%, 5/01/32	$2,250	$2,252,407
Meadville PA GO XLCA 5.00%, 10/01/25	3,080	3,232,675
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	3,000	3,039,600
Montgomery Cnty PA IDA (New Regional Medical Ctr) 5.25%, 8/01/33	740	816,479
New Wilmington PA Mun Auth (Westminster College) RADIAN 5.00%, 5/01/27	1,040	1,057,659
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA) ACA Series 02 5.875%, 6/01/33	2,085	2,092,965
Pennsylvania Econ Dev Fin Auth (Amtrak) Series 2012A 5.00%, 11/01/32	2,000	2,100,540
Pennsylvania Hgr Ed Fac Auth (Dickinson College) RADIAN Series 03AA-1 5.00%, 11/01/26	1,000	1,019,530
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ) 5.00%, 3/01/27	1,460	1,607,985
Series 2010 5.00%, 3/01/28	1,390	1,522,856
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys) AMBAC Series 05A 5.00%, 8/15/20	2,000	2,170,400
Pennsylvania IDA (Pennsylvania SRF) Series 08A 5.50%, 7/01/23	1,060	1,189,882
Pennsylvania Intergov Coop Auth 5.00%, 6/15/23	4,000	4,631,960

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Comm 5.00%, 12/01/30(a)	$3,500	$3,156,335
Philadelphia PA Gasworks 5.00%, 8/01/30	2,000	2,089,860
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24(b)	350	304,843
Philadelphia PA IDA (Univ of Pennsylvania) Series 2007 0.76%, 4/26/14(c)	2,000	1,972,500
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,891,879
Philadelphia PA SD GO Series 2011E 5.25%, 9/01/23	4,000	4,512,160
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax) AGM 5.00%, 2/01/31	1,075	1,159,108
Pittsburgh PA GO AGM Series 06C 5.25%, 9/01/17	5,000	5,671,000
Pittsburgh PA Pub Pkg Auth NPFGC-RE Series 05A 5.00%, 12/01/19	2,435	2,581,636
Reading PA Area Wtr Auth 5.00%, 12/01/31	1,000	1,067,840
South Central Gen Auth PA (Hanover Hospital) RADIAN 5.00%, 12/01/25	1,570	1,584,507
State Pub Sch Bldg Auth PA AGM Series 03 5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,288,950
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NPFGC-RE Series 05 5.00%, 5/15/26	2,025	2,118,069
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	3,085	2,656,092

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wilkes-Barre PA Fin Auth (Univ of Scranton) 5.00%, 11/01/30	$2,500	$2,702,525
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	540,432

		102,002,902

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	265	231,976

District of Columbia – 2.4%
District of Columbia Tax Incr 5.25%, 12/01/26	2,625	3,109,129

Florida – 3.3%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	400	401,444
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,872,680
Double Branch CDD FL Series 02A 6.70%, 5/01/34	935	940,311
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	245	245,421
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	845	845,929

		4,305,785

Guam – 0.8%
Guam Intl Arpt Auth NPFGC Series 03B 5.25%, 10/01/23	500	507,370
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	512,345

		1,019,715

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 – Deercrest) Series 03 6.625%, 3/01/33	981	816,555

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	$436	$440,582

		1,257,137

New York – 5.0%
New York NY Mun Wtr Fin Auth Series EE 5.00%, 6/15/31	1,735	1,972,435
Triborough Brdg & Tunl Auth NY 5.00%, 1/01/28	4,000	4,627,360

		6,599,795

Puerto Rico – 6.9%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	800	854,208
5.375%, 7/01/24	1,530	1,670,684
Puerto Rico GO 5.25%, 7/01/23	500	519,775
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,180	1,260,417
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	3,335	3,485,675
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	300	309,474
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	345	368,053
Univ of Puerto Rico 5.00%, 6/01/22	655	678,049

		9,146,335

Washington – 0.8%
Washington St GO AGM 5.00%, 7/01/28	920	1,003,159

Total Municipal Obligations (cost $122,817,715)		128,675,933

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.09%(d) (cost $1,754,681)	1,754,681	$1,754,681

Total Investments – 98.9% (cost $124,572,396)		130,430,614
Other assets less liabilities – 1.1%		1,443,087

Net Assets – 100.0%		$131,873,701

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Illiquid security.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 40.3% of net assets in insured bonds (of this amount 13.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SRF – State Revolving Fund

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.9%
Long-Term Municipal Bonds – 99.9%
Virginia – 71.9%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A 7.75%, 7/15/32	$2,990	$3,016,671
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	1,550	1,569,406
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	100	101,722
Chesapeake VA GO Series 2010D 5.00%, 12/01/25	2,275	2,682,270
Dulles Town Ctr CDA VA Series 98 6.25%, 3/01/26	1,800	1,800,324
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist) 5.00%, 4/01/28	8,635	9,788,463
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	1,070,220
Fairfax Cnty VA IDA (Inova Health Sys) 5.00%, 5/15/25	1,000	1,128,600
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/28	2,000	2,362,060
5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,355,000
5.00%, 4/01/32 (Pre-refunded/ETM)	2,025	2,025,000
Fairfax VA GO Series 2010 5.00%, 7/15/25	480	566,482
Hampton VA Convention Ctr 5.00%, 1/15/35 (Pre-refunded/ETM)	635	658,711
AMBAC 5.00%, 1/15/35	4,515	4,551,526
Hampton VA GO Series 2010A 5.00%, 1/15/21	1,750	2,088,642
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,483,045

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	$7,850	$8,556,259
Henrico Cnty VA GO 5.00%, 12/01/26	1,000	1,143,860
Series 2010 5.00%, 7/15/24	6,600	7,854,198
Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	1,165	1,351,132
Series 2009 5.00%, 5/01/27	1,200	1,374,984
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	4,129,370
James City Cnty VA EDA (James City Cnty VA Lease) AGM 5.00%, 6/15/22	4,385	4,913,743
James City Cnty VA Swr (Anheuser-Busch Cos., Inc.) Series 97 6.00%, 4/01/32	4,200	4,204,494
Leesburg VA GO Series 2011A 5.00%, 1/15/24	2,040	2,418,542
Lexington VA Indl Dev Auth (Virginia Military Institute) Series 2010B 5.00%, 12/01/30	3,885	4,360,757
Loudoun Cnty VA Santn Auth 5.00%, 1/01/29	3,820	4,352,623
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease) 5.00%, 2/01/24	2,000	2,215,620
Mosaic Dist VA CDA Series 2011A 6.875%, 3/01/36	250	270,643
New Port CDA VA 5.50%, 9/01/26(a)	957	573,186
Newport News VA GO Series 2012A 5.00%, 7/15/24	2,695	3,275,099
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A 5.55%, 9/20/34	1,880	1,887,802
5.65%, 3/20/44	1,660	1,667,337

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Norfolk VA Arpt Auth (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	$965	$927,925
Norfolk VA Wtr 5.00%, 11/01/27-11/01/28(b)	4,000	4,661,430
Northwestern Reg Jail Auth VA NPFGC 5.00%, 7/01/25	1,500	1,595,295
Portsmouth VA GO Series 2012A 5.00%, 7/15/25	4,170	4,996,828
Prince William Cnty VA IDA (George Mason Univ) 5.50%, 9/01/31	3,750	4,147,012
Prince William Cnty VA IDA (Woodwind Gables Apt) AMBAC Series 01A 5.30%, 12/01/34	2,760	2,471,884
Reynolds Crossing CDA VA 5.10%, 3/01/21	1,990	1,997,642
Richmond VA GO Series 2009A 5.00%, 7/15/27	1,400	1,582,826
AGM Series 05A 5.00%, 7/15/22	2,500	2,779,025
Richmond VA Pub Util 5.00%, 1/15/28	1,000	1,128,380
Roanoke VA GO 5.00%, 2/01/24	1,000	1,206,880
Series 2012C 5.00%, 2/01/23-2/01/25	2,000	2,414,860
Roanoke VA IDA (Carilion Health Sys) AGM 5.00%, 7/01/27	3,000	3,215,220
Suffolk VA GO
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	2,033,156
5.00%, 8/01/22-2/01/26	7,140	8,400,570
NPFGC 5.00%, 2/01/20	1,290	1,468,394
Univ of Virginia 5.00%, 9/01/29	2,910	3,444,160
Upper Occoquan Swr Auth VA AGM 5.00%, 7/01/25	2,500	2,756,575

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts) Series 02 5.40%, 4/01/44	$2,900	$2,960,842
Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	2,000	2,213,500
Virginia College Bldg Auth 5.00%, 9/01/16 (Pre-refunded/ETM)	220	252,448
Series 05A 5.00%, 9/01/17 (Pre-refunded/ETM)	5,890	6,758,716
Virginia College Bldg Auth (Liberty Univ) 5.25%, 3/01/29	5,000	5,632,850
Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	1,000	1,063,440
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	6,422,662
Virginia ComWlth Univ Hlth Sys Auth 5.00%, 7/01/27	1,000	1,115,010
Virginia Port Auth
Series 02 5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,020,780
5.125%, 7/01/24 (Pre-refunded/ETM)	4,000	4,084,360
Series 2010 5.00%, 7/01/30	2,250	2,467,147
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure) Series 2011B 5.00%, 11/01/26	7,740	9,161,296
Virginia Resources Auth (Virginia SRF) 5.00%, 10/01/27	2,500	2,920,850
Series 2009 5.00%, 10/01/25	3,345	3,945,628
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) 5.125%, 9/01/22	710	761,312
Watkins Centre CDA VA 5.40%, 3/01/20	539	545,177

		199,351,871

Arizona – 0.4%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	355	310,760

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	$705	$691,957

		1,002,717

California – 1.0%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,910	2,132,209
Series 2008A 5.50%, 8/15/23	660	718,971

		2,851,180

District of Columbia – 7.9%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,700	5,124,833
District of Columbia Tax Incr 5.25%, 12/01/26	3,860	4,571,900
Metro Washington Arpt Auth VA Series C 5.125%, 10/01/34	5,130	5,505,567
Metro Washington Arpt Auth VA (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(c)	4,300	3,204,919
Washington DC Metro Area Trnst Auth 5.25%, 7/01/27	3,000	3,390,420

		21,797,639

Florida – 0.5%
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	424,832
5.25%, 10/01/30	1,000	1,059,590

		1,484,422

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	504,960

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	436	440,582

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	$325	$365,391

		805,973

Louisiana – 0.9%
Louisiana Citizens Ppty Ins Corp. 5.00%, 6/01/24	2,350	2,615,033

Minnesota – 0.5%
Tobacco Securitization Auth MN 5.25%, 3/01/31	1,275	1,385,785

New York – 3.2%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/28-11/15/29	5,745	6,304,030
New York NY GO Series 06 5.00%, 6/01/22	1,125	1,278,754
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	1,275	1,395,309

		8,978,093

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	405	436,574

Puerto Rico – 8.1%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	800	866,136
NPFGC 5.50%, 7/01/17	5,000	5,708,650
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	559,720
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	543,425
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,533,592
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,643,200
5.125%, 12/01/27	290	309,763
Puerto Rico Hwy & Trnsp Auth Series 2003G 5.25%, 7/01/14 (Pre-refunded/ETM)	1,395	1,480,513

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G 5.25%, 7/01/14	$1,840	$1,923,131
FGIC Series 2003G 5.25%, 7/01/14	365	381,443
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	340	350,737
Puerto Rico Sales Tax Fin Corp. Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,032
5.50%, 8/01/28	2,975	3,273,601
Univ of Puerto Rico 5.00%, 6/01/22	1,740	1,801,231

		22,407,174

Texas – 3.1%
Spring TX ISD GO 5.00%, 8/15/25	5,655	6,613,522
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,110	1,279,353
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	555	631,374

		8,524,249

Washington – 0.7%
Washington St GO AGM 5.00%, 7/01/28	1,335	1,455,671
Washington St Hgr Ed Fac Auth (Whitworth Univ) 5.00%, 10/01/32	400	413,672

		1,869,343

Wisconsin – 1.0%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.) Series 2012A 5.00%, 8/15/32(b)	2,700	2,835,000

Total Municipal Obligations (cost $262,721,162)		276,850,013

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(d) (cost $3,901,595)	3,901,595	$3,901,595

Total Investments – 101.3% (cost $266,622,757)		280,751,608
Other assets less liabilities – (1.3)%		(3,690,429)

Net Assets – 100.0%		$277,061,179

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$1,053,589

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	When-Issued or delayed delivery security.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2012, the Portfolio held 15.1% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CFD – Community Facilities District

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2012 (unaudited)

	Arizona		Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $164,533,268 and $260,847,525, respectively)	$171,495,235		$279,636,910
Affiliated issuers (cost $0 and $5,201,525, respectively)	– 0	–	5,201,525
Interest and dividends receivable	2,152,765		3,956,842
Receivable for shares of beneficial interest sold	139,232		1,016,449
Receivable for investment securities sold	20,000		– 0	–
Unrealized appreciation on interest rate swap contracts	– 0	–	1,998,469

Total assets	173,807,232		291,810,195

Liabilities
Due to custodian	545,116		– 0	–
Payable for shares of beneficial interest redeemed	541,132		425,519
Unrealized depreciation on interest rate swap contracts	243,212		– 0	–
Dividends payable	209,990		315,298
Distribution fee payable	66,484		117,449
Advisory fee payable	45,376		96,305
Administrative fee payable	20,019		14,517
Transfer Agent fee payable	3,192		3,769
Accrued expenses	45,537		49,090

Total liabilities	1,720,058		1,021,947

Net Assets	$172,087,174		$290,788,248

Composition of Net Assets
Shares of beneficial interest, at par	$154,141		$251,930
Additional paid-in capital	165,952,620		269,069,290
Distributions in excess of net investment income	(182,055)		(461,936)
Accumulated net realized gain (loss) on investment transactions	(556,287)		1,141,110
Net unrealized appreciation on investments	6,718,755		20,787,854

	$172,087,174		$290,788,248

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$137,321,558	12,296,366	$11.17	*

Class B	$2,037,793	182,746	$11.15

Class C	$32,727,823	2,935,036	$11.15

Massachusetts Portfolio
Class A	$224,035,972	19,401,756	$11.55	*

Class B	$2,582,704	224,090	$11.53

Class C	$64,169,572	5,567,184	$11.53

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio was $11.52 and $11.91, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Michigan	Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $95,046,622 and $100,948,746, respectively)	$98,380,407	$106,972,348
Affiliated issuers (cost $43,858 and $3,830,759, respectively)	43,858	3,830,759
Interest and dividends receivable	1,570,159	1,428,163
Unrealized appreciation on interest rate swap contracts	965,702	509,004
Receivable for shares of beneficial interest sold	211,488	185,655
Receivable for investment securities sold	20,000	– 0	–

Total assets	101,191,614	112,925,929

Liabilities
Payable for investment securities purchased	1,458,675	– 0	–
Dividends payable	117,020	120,795
Payable for shares of beneficial interest redeemed	75,915	223,693
Distribution fee payable	44,163	42,635
Advisory fee payable	40,300	31,185
Administrative fee payable	23,729	16,431
Transfer Agent fee payable	1,568	2,939
Accrued expenses	56,116	41,082

Total liabilities	1,817,486	478,760

Net Assets	$99,374,128	$112,447,169

Composition of Net Assets
Shares of beneficial interest, at par	$91,742	$106,790
Additional paid-in capital	94,676,148	105,738,063
Distributions in excess of net investment income	(283,658)	(188,540)
Accumulated net realized gain on investment transactions	590,409	258,250
Net unrealized appreciation on investments	4,299,487	6,532,606

	$99,374,128	$112,447,169

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$69,595,037	6,422,191	$10.84	*

Class B	$1,148,555	106,186	$10.82

Class C	$28,630,536	2,645,840	$10.82

Minnesota Portfolio
Class A	$91,074,172	8,650,656	$10.53	*

Class B	$372,271	35,366	$10.53

Class C	$21,000,726	1,992,967	$10.54

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio was $11.18 and $10.86, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Statement of Assets & Liabilities

	New Jersey	Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $142,791,233 and $146,028,632, respectively)	$151,190,536	$153,046,586
Affiliated issuers (cost $1,359,765 and $2,426,128, respectively)	1,359,765	2,426,128
Interest and dividends receivable	1,915,023	2,247,647
Unrealized appreciation on interest rate swap contracts	460,772	523,547
Receivable for shares of beneficial interest sold	372,334	653,686
Receivable for investment securities sold	25,000	30,000

Total assets	155,323,430	158,927,594

Liabilities
Payable for shares of beneficial interest redeemed	558,354	340,491
Dividends payable	183,685	179,267
Distribution fee payable	63,837	68,466
Advisory fee payable	47,454	41,783
Administrative fee payable	16,618	14,716
Transfer Agent fee payable	3,372	5,023
Accrued expenses	39,580	41,073

Total liabilities	912,900	690,819

Net Assets	$154,410,530	$158,236,775

Composition of Net Assets
Shares of beneficial interest, at par	$155,137	$152,616
Additional paid-in capital	146,315,234	150,601,524
Distributions in excess of net investment income	(243,687)	(229,718)
Accumulated net realized gain (loss) on investment transactions	(676,229)	170,852
Net unrealized appreciation on investments	8,860,075	7,541,501

	$154,410,530	$158,236,775

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$116,611,459	11,717,623	$9.95	*

Class B	$2,364,284	237,511	$9.95

Class C	$35,434,787	3,558,565	$9.96

Ohio Portfolio
Class A	$113,321,525	10,927,984	$10.37	*

Class B	$2,092,155	201,973	$10.36

Class C	$42,823,095	4,131,647	$10.36

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio was $10.26 and $10.69, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $122,817,715 and $262,721,162, respectively)	$128,675,933		$276,850,013
Affiliated issuers (cost $1,754,681 and $3,901,595, respectively)	1,754,681		3,901,595
Interest and dividends receivable	1,587,206		3,292,939
Receivable for shares of beneficial interest sold	235,531		394,818
Receivable for investment securities sold	30,000		– 0	–
Unrealized appreciation on interest rate swap contracts	– 0	–	1,053,589

Total assets	132,283,351		285,492,954

Liabilities
Dividends payable	143,203		290,518
Payable for shares of beneficial interest redeemed	108,567		421,080
Distribution fee payable	52,672		115,034
Advisory fee payable	43,993		58,379
Administrative fee payable	18,558		17,922
Transfer Agent fee payable	3,323		20,625
Payable for investment securities purchased	– 0	–	7,463,334
Accrued expenses	39,334		44,883

Total liabilities	409,650		8,431,775

Net Assets	$131,873,701		$277,061,179

Composition of Net Assets
Shares of beneficial interest, at par	$123,987		$246,598
Additional paid-in capital	125,681,526		261,659,389
Distributions in excess of net investment income	(118,106)		(150,439)
Accumulated net realized gain on investment transactions	328,076		123,191
Net unrealized appreciation on investments	5,858,218		15,182,440

	$131,873,701		$277,061,179

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$102,410,459	9,628,700	$10.64	*

Class B	$2,047,303	192,492	$10.64

Class C	$27,415,939	2,577,459	$10.64

Virginia Portfolio
Class A	$207,879,148	18,490,581	$11.24	*

Class B	$2,413,760	215,075	$11.22

Class C	$66,768,271	5,954,134	$11.21

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio was $10.97 and $11.59, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (unaudited)

	Arizona	Massachusetts
Investment Income
Interest	$4,046,648	$6,026,795
Dividends – Affiliated issuers	891	688

Total income	4,047,539	6,027,483

Expenses
Advisory fee (see Note B)	384,691	638,091
Distribution fee – Class A	204,612	328,427
Distribution fee – Class B	11,094	14,811
Distribution fee – Class C	161,734	308,414
Transfer agency – Class A	23,309	30,323
Transfer agency – Class B	567	642
Transfer agency – Class C	6,089	9,694
Custodian	53,896	60,374
Administrative	31,260	29,834
Audit	19,757	22,987
Legal	14,959	15,088
Printing	10,419	14,124
Registration fees	4,175	1,304
Trustees’ fees	3,579	3,256
Miscellaneous	4,799	5,118

Total expenses	934,940	1,482,487
Less: expenses waived and reimbursed by the Adviser (see Note B)	(147,162)	(93,484)

Net expenses	787,778	1,389,003

Net investment income	3,259,761	4,638,480

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	248,911	892,250
Swap contracts	4,940	248,860
Net change in unrealized appreciation/depreciation of:
Investments	3,080,931	5,604,961
Swap contracts	(17,620)	(14,054)

Net gain on investment transactions	3,317,162	6,732,017

Net Increase in Net Assets from Operations	$6,576,923	$11,370,497

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Michigan	Minnesota
Investment Income
Interest	$2,285,002	$2,382,412
Dividends – Affiliated issuers	1,151	616

Total income	2,286,153	2,383,028

Expenses
Advisory fee (see Note B)	221,327	247,730
Distribution fee – Class A	102,389	132,900
Distribution fee – Class B	6,801	2,060
Distribution fee – Class C	143,740	105,452
Transfer agency – Class A	21,879	19,457
Transfer agency – Class B	503	381
Transfer agency – Class C	9,502	5,117
Custodian	46,023	52,447
Administrative	34,057	29,000
Audit	20,616	19,590
Legal	14,180	14,998
Printing	5,805	9,267
Registration fees	4,470	216
Trustees’ fees	3,436	3,306
Miscellaneous	3,516	4,055

Total expenses	638,244	645,976
Less: expenses waived and reimbursed by the Adviser (see Note B)	(36,109)	(75,257)

Net expenses	602,135	570,719

Net investment income	1,684,018	1,812,309

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	466,788	387,442
Swap contracts	124,328	68,859
Net change in unrealized appreciation/ depreciation of:
Investments	268,503	1,486,776
Swap contracts	(22,608)	(14,162)

Net gain on investment transactions	837,011	1,928,915

Net Increase in Net Assets from Operations	$2,521,029	$3,741,224

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Operations

	New Jersey	Ohio
Investment Income
Interest	$3,677,493	$3,536,035
Dividends – Affiliated issuers	595	147

Total income	3,678,088	3,536,182

Expenses
Advisory fee (see Note B)	348,789	347,139
Distribution fee – Class A	176,340	163,912
Distribution fee – Class B	13,649	13,435
Distribution fee – Class C	173,638	211,613
Transfer agency – Class A	24,310	24,120
Transfer agency – Class B	924	1,091
Transfer agency – Class C	7,901	10,280
Custodian	47,723	53,238
Administrative	29,680	28,439
Audit	19,543	19,459
Legal	12,363	14,736
Printing	11,545	10,640
Trustees’ fees	3,521	3,579
Registration fees	801	340
Miscellaneous	4,553	4,069

Total expenses	875,280	906,090
Less: expenses waived and reimbursed by the Adviser (see Note B)	(69,853)	(92,849)

Net expenses	805,427	813,241

Net investment income	2,872,661	2,722,941

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	514,221	137,631
Swap contracts	59,887	70,826
Net change in unrealized appreciation/depreciation of:
Investments	3,258,317	2,281,322
Swap contracts	(11,293)	(14,566)

Net gain on investment transactions	3,821,132	2,475,213

Net Increase in Net Assets from Operations	$6,693,793	$5,198,154

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$2,961,028		$5,504,412
Dividends – Affiliated issuers	760		2,630

Total income	2,961,788		5,507,042

Expenses
Advisory fee (see Note B)	296,435		599,461
Distribution fee – Class A	153,300		298,773
Distribution fee – Class B	13,705		14,327
Distribution fee – Class C	134,040		321,898
Transfer agency – Class A	24,636		39,644
Transfer agency – Class B	785		930
Transfer agency – Class C	6,636		13,948
Custodian	45,310		55,898
Administrative	31,704		33,234
Audit	19,533		19,870
Legal	14,843		14,964
Printing	12,391		17,782
Trustees’ fees	3,579		3,012
Registration fees	969		620
Miscellaneous	4,704		5,021

Total expenses	762,570		1,439,382
Less: expenses waived and reimbursed by the Adviser (see Note B)	(33,341)		(244,888)

Net expenses	729,229		1,194,494

Net investment income	2,232,559		4,312,548

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions	328,602		436,602
Swap contracts	– 0	–	128,266
Net change in unrealized appreciation/depreciation of:
Investments	2,271,323		3,764,576
Swap contracts	– 0	–	3,975

Net gain on investment transactions	2,599,925		4,333,419

Net Increase in Net Assets from Operations	$4,832,484		$8,645,967

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,259,761		$7,271,117
Net realized gain (loss) on investment transactions	253,851		(791,234)
Net change in unrealized appreciation/depreciation of investments	3,063,311		(2,651,336)

Net increase in net assets from operations	6,576,923		3,828,547
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,694,749)		(5,978,658)
Class B	(36,215)		(118,923)
Class C	(527,127)		(1,182,875)
Net realized gain on investment transactions
Class A	– 0	–	(1,155,566)
Class B	– 0	–	(31,404)
Class C	– 0	–	(279,810)
Transactions in Shares of Beneficial Interest
Net decrease	(131,052)		(27,713,514)

Total increase (decrease)	3,187,780		(32,632,203)
Net Assets
Beginning of period	168,899,394		201,531,597

End of period (including distributions in excess of net investment income of ($182,055) and ($183,725), respectively)	$172,087,174		$168,899,394

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,638,480	$8,928,462
Net realized gain on investment transactions	1,141,110	975,902
Net change in unrealized appreciation/depreciation of investments	5,590,907	(829,225)

Net increase in net assets from operations	11,370,497	9,075,139
Dividends to Shareholders from
Net investment income
Class A	(3,948,103)	(7,514,190)
Class B	(43,260)	(111,204)
Class C	(898,827)	(1,787,876)
Transactions in Shares of Beneficial Interest
Net increase	7,228,914	15,254,150

Total increase	13,709,221	14,916,019
Net Assets
Beginning of period	277,079,027	262,163,008

End of period (including distributions in excess of net investment income of ($461,936) and ($210,226), respectively)	$290,788,248	$277,079,027

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Changes in Net Assets

	Michigan
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,684,018	$3,599,971
Net realized gain on investment transactions	591,116	367,947
Net change in unrealized appreciation/depreciation of investments	245,895	(1,723,286)

Net increase in net assets from operations	2,521,029	2,244,632
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,328,033)	(2,709,612)
Class B	(21,819)	(76,047)
Class C	(460,230)	(1,056,388)
Net realized gain on investment transactions
Class A	(32,712)	– 0	–
Class B	(672)	– 0	–
Class C	(13,719)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	2,404,506	(14,553,984)

Total increase (decrease)	3,068,350	(16,151,399)
Net Assets
Beginning of period	96,305,778	112,457,177

End of period (including distributions in excess of net investment income of ($283,658) and ($157,594), respectively)	$99,374,128	$96,305,778

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,812,309	$3,834,765
Net realized gain on investment transactions	456,301	102,597
Net change in unrealized appreciation/depreciation of investments	1,472,614	(963,402)

Net increase in net assets from operations	3,741,224	2,973,960
Dividends to Shareholders from
Net investment income
Class A	(1,575,110)	(3,358,188)
Class B	(5,889)	(14,674)
Class C	(300,848)	(596,662)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	2,604,499	(21,143,071)

Total increase (decrease)	4,463,876	(22,138,635)
Net Assets
Beginning of period	107,983,293	130,121,928

End of period (including distributions in excess of net investment income of ($188,540) and ($119,002), respectively)	$112,447,169	$107,983,293

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,872,661	$6,180,896
Net realized gain on investment transactions	574,108	63,849
Net change in unrealized appreciation/depreciation of investments	3,247,024	(2,388,028)

Net increase in net assets from operations	6,693,793	3,856,717
Dividends to Shareholders from
Net investment income
Class A	(2,323,899)	(4,942,954)
Class B	(44,470)	(127,010)
Class C	(563,998)	(1,228,157)
Transactions in Shares of Beneficial Interest
Net decrease	(5,025,273)	(14,605,208)

Total decrease	(1,263,847)	(17,046,612)
Net Assets
Beginning of period	155,674,377	172,720,989

End of period (including distributions in excess of net investment income of ($243,687) and ($183,981), respectively)	$154,410,530	$155,674,377

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,722,941	$5,441,824
Net realized gain on investment transactions	208,457	506,551
Net change in unrealized appreciation/depreciation of investments	2,266,756	(1,420,358)

Net increase in net assets from operations	5,198,154	4,528,017
Dividends to Shareholders from
Net investment income
Class A	(2,090,129)	(4,178,197)
Class B	(42,247)	(116,083)
Class C	(662,090)	(1,286,153)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	4,875,474	(17,955,231)

Total increase (decrease)	7,279,162	(19,007,647)
Net Assets
Beginning of period	150,957,613	169,965,260

End of period (including distributions in excess of net investment income of ($229,718) and ($158,193), respectively)	$158,236,775	$150,957,613

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,232,559	$4,846,268
Net realized gain on investment transactions	328,602	138,042
Net change in unrealized appreciation/depreciation of investments	2,271,323	(637,837)

Net increase in net assets from operations	4,832,484	4,346,473
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,812,175)	(3,905,732)
Class B	(39,081)	(115,528)
Class C	(381,303)	(825,008)
Net realized gain on investment transactions
Class A	(78,748)	(924,127)
Class B	(2,338)	(37,512)
Class C	(20,562)	(244,880)
Transactions in Shares of Beneficial Interest
Net decrease	(914,101)	(6,245,321)

Total increase (decrease)	1,584,176	(7,951,635)
Net Assets
Beginning of period	130,289,525	138,241,160

End of period (including distributions in excess of net investment income of ($118,106) and ($118,106), respectively)	$131,873,701	$130,289,525

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,312,548	$8,976,009
Net realized gain on investment transactions	564,868	1,560,216
Net change in unrealized appreciation/depreciation of investments	3,768,551	(677,074)

Net increase in net assets from operations	8,645,967	9,859,151
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,493,843)	(7,259,112)
Class B	(40,609)	(120,307)
Class C	(907,606)	(1,846,560)
Net realized gain on investment transactions
Class A	(1,003,999)	(413,890)
Class B	(14,660)	(9,397)
Class C	(324,756)	(129,670)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	20,698,532	(15,691,486)

Total increase (decrease)	23,559,026	(15,611,271)
Net Assets
Beginning of period	253,502,153	269,113,424

End of period (including distributions in excess of net investment income of ($150,439) and ($20,929), respectively)	$277,061,179	$253,502,153

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolio to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.
1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Notes to Financial Statements

transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2012:

Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$152,408,430		$19,086,805		$171,495,235

Total Investments in Securities		– 0	–	152,408,430		19,086,805		171,495,235
Other Financial Instruments*:
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(243,212)		(243,212)

Total	$	– 0	–	$152,408,430		$18,843,593		$171,252,023

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$273,674,350		$5,962,560		$279,636,910
Short-Term Investments		5,201,525		– 0	–	– 0	–	5,201,525

Total Investments in Securities		5,201,525		273,674,350		5,962,560		284,838,435
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,998,469		1,998,469
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$5,201,525		$273,674,350		$7,961,029		$286,836,904

Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$92,419,124		$5,961,283		$98,380,407
Short-Term Investments		43,858		– 0	–	– 0	–	43,858

Total Investments in Securities		43,858		92,419,124		5,961,283		98,424,265
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	965,702		965,702
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$43,858		$92,419,124		$6,926,985		$99,389,967

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Notes to Financial Statements

Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$106,304,219		$668,129		$106,972,348
Short-Term Investments		3,830,759		– 0	–	– 0	–	3,830,759

Total Investments in Securities		3,830,759		106,304,219		668,129		110,803,107
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	509,004		509,004
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$3,830,759		$106,304,219		$1,177,133		$111,312,111

New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$138,421,984		$12,768,552		$151,190,536
Short-Term Investments		1,359,765		– 0	–	– 0	–	1,359,765

Total Investments in Securities		1,359,765		138,421,984		12,768,552		152,550,301
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	460,772		460,772
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,359,765		$138,421,984		$13,229,324		$153,011,073

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$135,130,911		$17,915,675		$153,046,586
Short-Term Investments		2,426,128		– 0	–	– 0	–	2,426,128

Total Investments in Securities		2,426,128		135,130,911		17,915,675		155,472,714
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	523,547		523,547
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$2,426,128		$135,130,911		$18,439,222		$155,996,261

Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$114,692,020		$13,983,913		$128,675,933
Short-Term Investments		1,754,681		– 0	–	– 0	–	1,754,681

Total Investments in Securities		1,754,681		114,692,020		13,983,913		130,430,614
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,754,681		$114,692,020		$13,983,913		$130,430,614

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$253,734,906		$23,115,107		$276,850,013
Short-Term Investments		3,901,595		– 0	–	– 0	–	3,901,595

Total Investments in Securities		3,901,595		253,734,906		23,115,107		280,751,608
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,053,589		1,053,589
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$3,901,595		$253,734,906		$24,168,696		$281,805,197

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Arizona Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$(225,592)		$(225,592)
Accrued discounts/(premiums)		(4,043)		– 0	–	(4,043)
Realized gain (loss)		1,030		4,940		5,970
Change in unrealized appreciation/depreciation		355,722		(17,620)		338,102
Purchases		248,530		– 0	–	248,530
Sales		(414,954)		– 0	–	(414,954)
Settlements		– 0	–	(4,940)		(4,940)
Transfers in to Level 3		18,900,520		– 0	–	18,900,520
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$19,086,805		$(243,212)		$18,843,593

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$355,722		$6,352		$362,074

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Massachusetts Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$2,012,523		$2,012,523
Accrued discounts/(premiums)		2,152		– 0	–	2,152
Realized gain (loss)		300		248,860		249,160
Change in unrealized appreciation/depreciation		1,942		(14,054)		(12,112)
Purchases		– 0	–	– 0	–	– 0	–
Sales		(18,300)		– 0	–	(18,300)
Settlements		– 0	–	(248,860)		(248,860)
Transfers in to Level 3		5,976,466		– 0	–	5,976,466
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$5,962,560		$1,998,469		$7,961,029

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$1,942		$(14,054)		$(12,112)

Michigan Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$988,310		$988,310
Accrued discounts/(premiums)		3,413		– 0	–	3,413
Realized gain (loss)		– 0	–	124,328		124,328
Change in unrealized appreciation/depreciation		(50,719)		(22,608)		(73,327)
Purchases		108,971		– 0	–	108,971
Sales		(9,000)		– 0	–	(9,000)
Settlements				(124,328)		(124,328)
Transfers in to Level 3		5,908,618		– 0	–	5,908,618
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$5,961,283		$965,702		$6,926,985

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$(50,719)		$(22,608)		$(73,327)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Minnesota Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$523,166		$523,166
Accrued discounts/(premiums)		263		– 0	–	263
Realized gain (loss)		– 0	–	68,859		68,859
Change in unrealized appreciation/depreciation		53,143		(14,162)		38,981
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	– 0	–	– 0	–
Settlements		– 0	–	(68,859)		(68,859)
Transfers in to Level 3		614,723		– 0	–	614,723
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$668,129		$509,004		$1,177,133

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$53,143		$(14,162)		$38,981

New Jersey Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$472,065		$472,065
Accrued discounts/(premiums)		(2,436)		– 0	–	(2,436)
Realized gain (loss)		(9,499)		59,887		50,388
Change in unrealized appreciation/depreciation		931,637		(11,293)		920,344
Purchases		– 0	–	– 0	–	– 0	–
Sales		(1,003,500)		– 0	–	(1,003,500)
Settlements				(59,887)		(59,887)
Transfers in to Level 3		12,852,350		– 0	–	12,852,350
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$12,768,552		$460,772		$13,229,324

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$931,637		$(11,293)		$920,344

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Notes to Financial Statements

Ohio Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$538,113		$538,113
Accrued discounts/(premiums)		(27,635)		– 0	–	(27,635)
Realized gain (loss)		(250)		70,826		70,576
Change in unrealized appreciation/depreciation		448,422		(14,566)		433,856
Purchases		– 0	–	– 0	–	– 0	–
Sales		(144,000)		– 0	–	(144,000)
Settlements		– 0	–	(70,826)		(70,826)
Transfers in to Level 3		17,639,138		– 0	–	17,639,138
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$17,915,675		$523,547		$18,439,222

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$448,422		$(14,566)		$433,856

Pennsylvania Portfolio	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	– 0	–	$ – 0	–
Accrued discounts/(premiums)		18,630		18,630
Realized gain (loss)		24,077		24,077
Change in unrealized appreciation/depreciation		367,802		367,802
Purchases		– 0	–	– 0	–
Sales		(181,000)		(181,000)
Transfers in to Level 3		13,754,404		13,754,404
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 3/31/12		$13,983,913		$13,983,913

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$367,802		$367,802

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

Virginia Portfolio	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$1,049,614		$1,049,614
Accrued discounts/(premiums)		(36,223)		– 0	–	(36,223)
Realized gain (loss)		(24,631)		128,266		103,635
Change in unrealized appreciation/depreciation		551,075		3,975		555,050
Purchases		8,998,756		– 0	–	8,998,756
Sales		(1,536,600)		– 0	–	(1,536,600)
Settlements		– 0	–	(128,266)		(128,266)
Transfers in to Level 3		15,162,730		– 0	–	15,162,730
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/12		$23,115,107		$1,053,589		$24,168,696

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12*		$551,075		$3,975		$555,050

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

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Notes to Financial Statements

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

The Expense Caps will extend through January 31, 2013 and then may be extended by the Adviser for additional one year terms. For the six months ended March 31, 2012, such reimbursement waivers amounted to $147,162, $93,484, $36,109, $75,257, $69,853, $92,849, $33,341 and $244,888 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2012, such fees amounted to $31,260, $29,834, $34,057, $29,000, $29,680, $28,439, $31,704 and $33,234 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2012, such compensation retained by ABIS amounted to: $9,780, $16,402, $13,549, $10,506, $13,768, $13,110, $14,612 and $17,683 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2012 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B		Class C
Arizona	$ – 0	–	$250		$572		$709
Massachusetts	434		– 0	–	130		2,074
Michigan	– 0	–	– 0	–	279		1,069
Minnesota	29		– 0	–	– 0	–	450
New Jersey	14		– 0	–	508		179
Ohio	– 0	–	– 0	–	17		2,781
Pennsylvania	4		– 0	–	– 0	–	24
Virginia	– 0	–	– 0	–	96		793

The Portfolios may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the

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Notes to Financial Statements

Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended March 31, 2012 is as follows:

Portfolio	Market Value September 30, 2011 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2012 (000)			Dividend Income (000)
Arizona	$	– 0	–	$11,242	$11,242	$	– 0	–	$1
Massachusetts		466		11,434	6,698		5,202		1
Michigan		1,825		14,401	16,182		44		1
Minnesota		– 0	–	6,115	2,284		3,831		1
New Jersey		2,550		13,731	14,921		1,360		1
Ohio		– 0	–	8,009	5,583		2,426		– 0	–*
Pennsylvania		6,138		11,166	15,549		1,755		1
Virginia		4,475		35,972	36,545		3,902		3

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,404,000	$1,999,735
Massachusetts	3,356,845	3,618,607
Michigan	3,163,998	4,332,145
Minnesota	2,642,163	2,722,438
New Jersey	5,261,285	3,552,795
Ohio	4,289,270	3,829,241
Pennsylvania	3,538,688	3,409,389
Virginia	3,561,760	3,013,212

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2012, were as follows:

Portfolio	Purchases	Sales
Arizona	$11,704,657	$12,595,151
Massachusetts	11,807,205	9,520,513
Michigan	18,373,105	12,754,365
Minnesota	2,584,071	6,310,646
New Jersey	11,471,608	15,192,687
Ohio	16,851,443	16,166,754
Pennsylvania	15,410,744	11,930,098
Virginia	55,228,226	30,423,307

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2012.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

Gross Unrealized	Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
Arizona	$7,561,814	$(599,847)	$6,961,967
Massachusetts	19,209,283	(419,898)	18,789,385
Michigan	3,799,653	(465,868)	3,333,785
Minnesota	6,023,602	– 0	–	6,023,602
New Jersey	8,930,973	(531,670)	8,399,303
Ohio	7,538,957	(521,003)	7,017,954
Pennsylvania	6,312,932	(454,714)	5,858,218
Virginia	15,051,187	(922,336)	14,128,851

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2012, the Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Virginia Portfolios held interest rate swaps for hedging purposes.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of March 31, 2012, the Arizona Portfolio had open interest rate swap contracts with contingent features in net liability positions of $243,212. There were no assets pledged as collateral at March 31, 2012. If a trigger event had occurred at March 31, 2012, for those swap contracts in a net liability position, the full amount would be required to be posted.

At March 31, 2012, the Portfolios had entered into the following derivatives:

Arizona Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on interest rate swap contracts	$243,212

Total				$243,212

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$4,940	$(17,620)

Total		$4,940	$(17,620)

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Notes to Financial Statements

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $2,028,571.

Massachusetts Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,998,469

Total		$1,998,469

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$248,860	$(14,054)

Total		$248,860	$(14,054)

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $13,100,000.

Michigan Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$965,702

Total		$965,702

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$124,328	$(22,608)

Total		$124,328	$(22,608)

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $6,200,000.

Minnesota Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$509,004

Total		$509,004

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$68,859	$(14,162)

Total		$68,859	$(14,162)

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Notes to Financial Statements

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $3,500,000.

New Jersey Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$460,772

Total		$460,772

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$59,887	$(11,293)

Total		$59,887	$(11,293)

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $3,000,000.

Ohio Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$523,547

Total		$523,547

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$70,826	$(14,566)

Total		$70,826	$(14,566)

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $3,600,000.

Virginia Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,053,589

Total		$1,053,589

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$128,266	$3,975

Total		$128,266	$3,975

For the six months ended March 31, 2012, the average monthly notional amount of interest rate swaps was $7,000,000.

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Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	694,957	1,158,480	$7,739,012	$12,414,735

Shares issued in reinvestment of dividends and distributions	164,240	384,732	1,815,615	4,105,511

Shares converted from Class B	29,198	126,191	323,780	1,355,578

Shares redeemed	(871,997)	(3,659,181)	(9,675,376)	(38,936,689)

Net increase (decrease)	16,398	(1,989,778)	$203,031	$(21,060,865)

Class B
Shares sold	128	418	$1,418	$4,828

Shares issued in reinvestment of dividends and distributions	2,479	10,171	27,343	108,194

Shares converted to Class A	(29,244)	(126,372)	(323,780)	(1,355,578)

Shares redeemed	(3,693)	(77,756)	(40,725)	(818,216)

Net decrease	(30,330)	(193,539)	$(335,744)	$(2,060,772)

Class C
Shares sold	149,637	287,887	$1,663,427	$3,088,762

Shares issued in reinvestment of dividends and distributions	31,731	84,961	350,236	904,405

Shares redeemed	(182,576)	(810,308)	(2,012,002)	(8,585,044)

Net increase (decrease)	(1,208)	(437,460)	$1,661	$(4,591,877)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	Massachusetts Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	1,606,071	8,308,336	$18,488,209	$89,548,401

Shares issued in reinvestment of dividends	153,776	302,462	1,757,331	3,303,296

Shares converted from Class B	51,997	101,181	597,638	1,103,706

Shares redeemed	(1,476,907)	(6,649,727)	(16,831,134)	(71,634,166)

Net increase	334,937	2,062,252	$4,012,044	$22,321,237

Class B
Shares sold	3,717	2,695	$43,458	$30,172

Shares issued in reinvestment of dividends	2,469	6,425	28,124	69,938

Shares converted to Class A	(52,121)	(101,376)	(597,638)	(1,103,706)

Shares redeemed	(4,158)	(51,967)	(47,504)	(556,547)

Net decrease	(50,093)	(144,223)	$(573,560)	$(1,560,143)

Class C
Shares sold	544,815	873,484	$6,258,004	$9,537,803

Shares issued in reinvestment of dividends	57,909	121,459	660,578	1,323,729

Shares redeemed	(273,809)	(1,512,048)	(3,128,152)	(16,368,476)

Net increase (decrease)	328,915	(517,105)	$3,790,430	$(5,506,944)

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	639,510	890,286	$6,908,742	$9,445,590

Shares issued in reinvestment of dividends and distributions	85,254	169,080	920,425	1,793,928

Shares converted from Class B	14,486	87,033	157,549	921,552

Shares redeemed	(451,226)	(1,758,547)	(4,886,414)	(18,531,430)

Net increase (decrease)	288,024	(612,148)	$3,100,302	$(6,370,360)

116	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class B
Shares sold	757	11,786	$8,141	$126,664

Shares issued in reinvestment of dividends and distributions	1,875	6,176	20,198	65,375

Shares converted to Class A	(14,513)	(87,184)	(157,549)	(921,552)

Shares redeemed	(17,777)	(92,679)	(192,420)	(984,143)

Net decrease	(29,658)	(161,901)	$(321,630)	$(1,713,656)

Class C
Shares sold	123,142	213,551	$1,329,388	$2,268,271

Shares issued in reinvestment of dividends and distributions	32,783	73,645	353,391	780,167

Shares redeemed	(190,565)	(897,889)	(2,056,945)	(9,518,406)

Net decrease	(34,640)	(610,693)	$(374,166)	$(6,469,968)

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	722,068	1,618,138	$7,581,167	$16,281,059

Shares issued in reinvestment of dividends	85,702	188,716	895,055	1,898,874

Shares converted from Class B	1,533	13,863	16,166	139,961

Shares redeemed	(538,115)	(3,801,092)	(5,617,210)	(37,932,172)

Net increase (decrease)	271,188	(1,980,375)	$2,875,178	$(19,612,278)

Class B
Shares sold	14	1,114	$150	$11,318

Shares issued in reinvestment of dividends	350	971	3,644	9,769

Shares converted to Class A	(1,533)	(13,863)	(16,166)	(139,961)

Shares redeemed	(5,963)	(11,106)	(62,348)	(112,822)

Net decrease	(7,132)	(22,884)	$(74,720)	$(231,696)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class C
Shares sold	185,590	420,125	$1,952,042	$4,242,625

Shares issued in reinvestment of dividends	20,934	42,002	218,847	423,208

Shares redeemed	(225,621)	(597,343)	(2,366,848)	(5,964,930)

Net decrease	(19,097)	(135,216)	$(195,959)	$(1,299,097)

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	461,030	3,446,517	$4,548,761	$32,409,455

Shares issued in reinvestment of dividends	126,793	217,442	1,245,590	2,062,490

Shares converted from Class B	58,529	121,602	577,890	1,155,478

Shares redeemed	(1,129,459)	(4,732,290)	(11,083,940)	(44,496,945)

Net decrease	(483,107)	(946,729)	$(4,711,699)	$(8,869,522)

Class B
Shares sold	6,765	17,781	$66,177	$165,930

Shares issued in reinvestment of dividends	3,031	9,226	29,730	87,448

Shares converted to Class A	(58,513)	(121,590)	(577,890)	(1,155,478)

Shares redeemed	(20,799)	(95,148)	(202,763)	(894,707)

Net decrease	(69,516)	(189,731)	$(684,746)	$(1,796,807)

Class C
Shares sold	203,277	319,820	$2,016,694	$3,054,990

Shares issued in reinvestment of dividends	41,225	91,883	405,030	871,051

Shares redeemed	(208,575)	(835,459)	(2,050,552)	(7,864,920)

Net increase (decrease)	35,927	(423,756)	$371,172	$(3,938,879)

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Ohio Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	1,201,532	2,725,965	$12,443,253	$27,294,711

Shares issued in reinvestment of dividends	136,506	271,008	1,404,167	2,713,237

Shares converted from Class B	90,726	110,335	936,905	1,106,167

Shares redeemed	(920,742)	(4,500,647)	(9,513,069)	(44,572,327)

Net increase (decrease)	508,022	(1,393,339)	$5,271,256	$(13,458,212)

Class B
Shares sold	1,702	3,846	$17,591	$38,806

Shares issued in reinvestment of dividends	3,227	9,074	33,127	92,220

Shares converted to Class A	(90,814)	(110,471)	(936,905)	(1,106,167)

Shares redeemed	(14,427)	(89,142)	(147,481)	(884,047)

Net decrease	(100,312)	(186,693)	$(1,033,668)	$(1,859,188)

Class C
Shares sold	272,091	415,581	$2,806,233	$4,153,464

Shares issued in reinvestment of dividends	44,194	87,461	454,276	875,370

Shares redeemed	(254,643)	(768,105)	(2,622,623)	(7,666,665)

Net increase (decrease)	61,642	(265,063)	$637,886	$(2,637,831)

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	333,963	1,488,345	$3,548,942	$15,015,035

Shares issued in reinvestment of dividends and distributions	101,898	278,023	1,074,345	2,812,607

Shares converted from Class B	99,402	106,214	1,053,226	1,077,725

Shares redeemed	(627,299)	(2,100,612)	(6,628,907)	(21,182,794)

Net decrease	(92,036)	(228,030)	$(952,394)	$(2,277,427)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class B
Shares sold	2,666	4,765	$28,085	$49,050

Shares issued in reinvestment of dividends and distributions	2,633	10,243	27,707	103,534

Shares converted to Class A	(99,402)	(106,214)	(1,053,226)	(1,077,725)

Shares redeemed	(16,632)	(45,713)	(176,443)	(465,395)

Net decrease	(110,735)	(136,919)	$(1,173,877)	$(1,390,536)

Class C
Shares sold	164,633	150,174	$1,735,992	$1,533,173

Shares issued in reinvestment of dividends and distributions	26,642	77,191	281,007	780,289

Shares redeemed	(75,989)	(483,348)	(804,829)	(4,890,820)

Net increase (decrease)	115,286	(255,983)	$1,212,170	$(2,577,358)

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A
Shares sold	2,085,646	2,584,329	$23,436,846	$27,857,809

Shares issued in reinvestment of dividends and distributions	250,109	432,883	2,792,335	4,653,349

Shares converted from Class B	56,498	84,190	634,541	907,102

Shares redeemed	(932,634)	(4,547,817)	(10,437,550)	(48,598,379)

Net increase (decrease)	1,459,619	(1,446,415)	$16,426,172	$(15,180,119)

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class B
Shares sold	2,548	6,543	$28,193	$68,911

Shares issued in reinvestment of dividends and distributions	3,261	8,285	36,324	88,752

Shares converted to Class A	(56,599)	(84,338)	(634,541)	(907,102)

Shares redeemed	(16,425)	(78,248)	(184,342)	(830,609)

Net decrease	(67,215)	(147,758)	$(754,366)	$(1,580,048)

Class C
Shares sold	645,162	848,553	$7,225,209	$9,190,276

Shares issued in reinvestment of dividends and distributions	84,536	137,221	941,287	1,470,979

Shares redeemed	(280,705)	(901,111)	(3,139,770)	(9,592,574)

Net increase	448,993	84,663	$5,026,726	$1,068,681

NOTE F

Risks Involved in Investing in the Portfolios

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended March 31, 2012.

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2012 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010 were as follows:

Arizona Portfolio	2011	2010
Distributions paid from:
Ordinary income	$115,128	$54,515
Net long-term capital gains	1,432,139	– 0	–

Total taxable distributions paid	1,547,267	54,515
Tax exempt distributions	7,199,969	7,928,472

Total distributions paid	$8,747,236	$7,982,987

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(810,136	)(a)
Unrealized appreciation/(depreciation)	3,654,594	(b)

Total accumulated earnings/(deficit)	$2,844,458	(c)

(a)	At September 30, 2011, the Portfolio elected to defer $810,136 of capital losses that are deemed to arise on October 1, 2011.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Massachusetts Portfolio	2011	2010
Distributions paid from:
Ordinary income	$406,498	$399,273
Tax-exempt income	9,006,772	7,934,498

Total distributions paid	$9,413,270	$8,333,771

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$126,674
Accumulated capital and other losses	– 0	–(a)
Unrealized appreciation/(depreciation)	15,123,084	(b)

Total accumulated earnings/(deficit)	$15,249,758	(c)

(a)

During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $492,421. Additionally, the Portfolio had capital loss carryforwards of $1,306,001 expire in the current fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

Michigan Portfolio	2011	2010
Distributions paid from:
Ordinary income	$193,368	$194,950
Net long-term capital gains	7,782	– 0	–

Total taxable distributions paid	201,150	194,950
Tax exempt distributions	3,640,897	3,869,044

Total distributions paid	$3,842,047	$4,063,994

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net long-term capital gain	$46,396	(a)
Unrealized appreciation/(depreciation)	3,992,877	(b)

Total accumulated earnings/(deficit)	$4,039,273	(c)

(a)	During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $72,401.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Minnesota Portfolio	2011	2010
Distributions paid from:
Ordinary income	$113,207	$114,591
Tax-exempt income	3,856,317	3,640,654

Total distributions paid	$3,969,524	$3,755,245

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$6,444
Accumulated capital and other losses	(171,573	)(a)
Unrealized appreciation/(depreciation)	5,010,901	(b)

Total accumulated earnings/(deficit)	$4,845,772	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $140,036 which expires in the year 2013. At September 30, 2011, the Portfolio elected to defer $31,537 of capital losses that are deemed to arise on October 1, 2011.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

New Jersey Portfolio	2011	2010
Distributions paid from:
Ordinary income	$124,568	$118,779
Tax-exempt income	6,173,553	6,735,197

Total distributions paid	$6,298,121	$6,853,976

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Notes to Financial Statements

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,244,253	)(a)
Unrealized appreciation/(depreciation)	5,583,670	(b)

Total accumulated earnings/(deficit)	$4,339,417	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,191,596 of which $364,906 expires in the year 2012, $731,070 expires in the year 2018 and $95,620 expires in the year 2019. The Portfolio had a capital loss carryforward expire in the amount of $5,617,272 in the current fiscal year. Additionally, at September 30, 2011 the Portfolio elected to defer $52,657 of capital losses that are deemed to arise on October 1, 2011.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Ohio Portfolio	2011	2010
Distributions paid from:
Ordinary income	$123,769	$121,389
Tax-exempt income	5,456,664	5,759,367

Total distributions paid	$5,580,433	$5,880,756

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$16,920
Accumulated capital and other losses	(37,605	)(a)
Unrealized appreciation/(depreciation)	5,251,486	(b)

Total accumulated earnings/(deficit)	$5,230,801	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $37,605 which expires in the year 2012. During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $368,584. Additionally, the Portfolio had capital loss carryforwards of $3,246,450 expire in the current fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Pennsylvania Portfolio	2011	2010
Distributions paid from:
Ordinary income	$51,108	$51,805
Net long-term capital gains	1,217,967	– 0	–

Total taxable distributions paid	1,269,075	51,805
Tax exempt distributions	4,783,712	4,994,998

Total distributions paid	$6,052,787	$5,046,803

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net long-term capital gain	$101,122
Unrealized appreciation/(depreciation)	3,586,895

Total accumulated earnings/(deficit)	$3,688,017	(a)

(a)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Virginia Portfolio	2011	2010
Distributions paid from:
Ordinary income	$302,697	$219,714
Net long-term capital gains	338,080	– 0	–

Total taxable distributions paid	640,777	219,714
Tax exempt distributions	9,138,159	8,621,611

Total distributions paid	$9,778,936	$8,841,325

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$241,888
Undistributed net long-term capital gain	1,007,693
Unrealized appreciation/(depreciation)	11,287,004	(a)

Total accumulated earnings/(deficit)	$12,536,585	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE I

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

In December 2011, the FASB issued an ASU related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class A
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.95	$ 11.17	$ 11.02	$ 10.28	$ 10.93	$ 11.07

Income From Investment Operations
Net investment income(a)(b)	.22	.45	.44	.45	.44	.44
Net realized and unrealized gain (loss) on investment transactions	.22	(.13)	.15	.74	(.65)	(.14)

Net increase (decrease) in net asset value from operations	.44	.32	.59	1.19	(.21)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.46)	(.44)	(.45)	(.44)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.54)	(.44)	(.45)	(.44)	(.44)

Net asset value, end of period	$ 11.17	$ 10.95	$ 11.17	$ 11.02	$ 10.28	$ 10.93

Total Return
Total investment return based on net asset value(c)	4.04%	3.07%	5.55%	11.97%	(2.08)%	2.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,321	$134,466	$159,374	$172,697	$166,997	$141,882
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.78	%(d)	.78%	.78	%(e)	.78%	.78%	.78%
Expenses, before waivers/reimbursements	.95	%(d)	.95%	.94	%(e)	.93%	.93%	.96%
Net investment income(a)	3.95	%(d)	4.22%	4.06	%(e)	4.38%	4.02%	4.03%
Portfolio turnover rate	7%	2%	10%	7%	25%	8%

See footnote summary on page 151.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class B
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Income From Investment Operations
Net investment income(a)(b)	.18	.38	.37	.38	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.22	(.14)	.14	.75	(.65)	(.15)

Net increase (decrease) in net asset value from operations	.40	.24	.51	1.13	(.29)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.38)	(.37)	(.38)	(.36)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.46)	(.37)	(.38)	(.36)	(.36)

Net asset value, end of period	$ 11.15	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Total Return
Total investment return based on net asset value(c)	3.69%	2.36%	4.74%	11.32%	(2.76)%	2.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,038	$2,330	$4,535	$7,409	$14,485	$36,136
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48%	1.48	%(e)	1.48%	1.48%	1.48%
Expenses, before waivers/reimbursements	1.67	%(d)	1.67%	1.65	%(e)	1.65%	1.66%	1.67%
Net investment income(a)	3.27	%(d)	3.53%	3.37	%(e)	3.70%	3.32%	3.33%
Portfolio turnover rate	7%	2%	10%	7%	25%	8%
See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class C
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Income From Investment Operations
Net investment income(a)(b)	.18	.38	.37	.38	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.22	(.14)	.14	.75	(.65)	(.14)

Net increase (decrease) in net asset value from operations	.40	.24	.51	1.13	(.29)	.23

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.38)	(.37)	(.38)	(.36)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.46)	(.37)	(.38)	(.36)	(.37)

Net asset value, end of period	$ 11.15	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Total Return
Total investment return based on net asset value(c)	3.69%	2.35%	4.74%	11.32%	(2.76)%	2.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,728	$32,103	$37,623	$34,975	$30,000	$26,474
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48%	1.48	%(e)	1.48%	1.48%	1.48%
Expenses, before waivers/reimbursements	1.66	%(d)	1.66%	1.64	%(e)	1.64%	1.64%	1.66%
Net investment income(a)	3.26	%(d)	3.53%	3.37	%(e)	3.68%	3.33%	3.34%
Portfolio turnover rate	7%	2%	10%	7%	25%	8%

See footnote summary on page 151.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.28	$ 11.32	$ 11.08	$ 10.36	$ 10.81	$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.20	.38	.39	.42	.42	.44
Net realized and unrealized gain (loss) on investment transactions	.28	(.02	)†	.26	.74	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.48	.36	.65	1.16	(.01)	.31

Less: Dividends
Dividends from net investment income	(.21)	(.40)	(.41)	(.44)	(.44)	(.44)

Net asset value, end of period	$ 11.55	$ 11.28	$ 11.32	$ 11.08	$ 10.36	$ 10.81

Total Return
Total investment return based on net asset value(c)	4.25%	3.38%	6.02%	11.50%	(.22)%	2.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,036	$215,025	$192,427	$158,368	$109,951	$74,341
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%(d)	.82%	.82	%(e)	.82%	.82%	.82%
Expenses, before waivers/reimbursements	.88	%(d)	.89%	.93	%(e)	.95%	1.01%	1.06%
Net investment income(a)	3.43	%(d)	3.51%	3.50	%(e)	3.96%	3.90%	4.08%
Portfolio turnover rate	3%	15%	14%	7%	32%	11%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.25	$ 11.29	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.16	.30	.31	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	.29	(.01	)†	.25	.75	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.45	.29	.56	1.09	(.09)	.24

Less: Dividends
Dividends from net investment income	(.17)	(.33)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.53	$ 11.25	$ 11.29	$ 11.06	$ 10.34	$ 10.79

Total Return
Total investment return based on net asset value(c)	4.00%	2.68%	5.21%	10.75%	(.91)%	2.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,583	$3,086	$4,725	$7,600	$13,477	$25,209
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52	%(e)	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.60	%(d)	1.61%	1.64	%(e)	1.67%	1.73%	1.77%
Net investment income(a)	2.74	%(d)	2.81%	2.82	%(e)	3.29%	3.23%	3.38%
Portfolio turnover rate	3%	15%	14%	7%	32%	11%

See footnote summary on page 151.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.26	$ 11.30	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.16	.31	.31	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	.28	(.02	)†	.26	.75	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–

Net increase (decrease) in net asset value from operations	.44	.29	.57	1.09	(.09)	.24

Less: Dividends
Dividends from net investment income	(.17)	(.33)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.53	$ 11.26	$ 11.30	$ 11.06	$ 10.34	$ 10.79

Total Return
Total investment return based on net asset value(c)	3.90%	2.67%	5.29%	10.75%	(.91)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,169	$58,968	$65,011	$45,510	$36,834	$34,479
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52	%(e)	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.59	%(d)	1.60%	1.63	%(e)	1.66%	1.72%	1.76%
Net investment income(a)	2.74	%(d)	2.81%	2.80	%(e)	3.27%	3.22%	3.39%
Portfolio turnover rate	3%	15%	14%	7%	32%	11%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.76	$ 10.89	$ 10.79	$ 10.11	$ 10.74	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.20	.41	.39	.40	.40	.42
Net realized and unrealized gain (loss) on investment transactions	.10	(.11)	.13	.70	(.60)	(.12)
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	.30	.52	1.10	(.20)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.43)	(.42)	(.42)	(.41)	(.42)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.22)	(.43)	(.42)	(.42)	(.43)	(.47)

Net asset value, end of period	$ 10.84	$ 10.76	$ 10.89	$ 10.79	$ 10.11	$ 10.74

Total Return
Total investment return based on net asset value(c)	2.77%	2.92%	4.92%	11.18%	(1.97)%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,595	$66,033	$73,445	$73,799	$67,798	$63,989
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01	%(d)	1.01%	1.01	%(e)	1.01%	1.01%	1.01%
Expenses, before waivers/reimbursements	1.08	%(d)	1.09%	1.06	%(e)	1.07%	1.06%	1.10%
Net investment income(a)	3.63	%(d)	3.84%	3.67	%(e)	3.93%	3.77%	3.87%
Portfolio turnover rate	14%	3%	5%	11%	13%	2%

See footnote summary on page 151.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.74	$ 10.87	$ 10.77	$ 10.09	$ 10.72	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.16	.34	.32	.33	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.10	(.10)	.12	.70	(.59)	(.12)
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.26	.24	.44	1.03	(.27)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.37)	(.34)	(.35)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.18)	(.37)	(.34)	(.35)	(.36)	(.39)

Net asset value, end of period	$ 10.82	$ 10.74	$ 10.87	$ 10.77	$ 10.09	$ 10.72

Total Return
Total investment return based on net asset value(c)	2.42%	2.27%	4.17%	10.45%	(2.65)%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,149	$1,460	$3,235	$5,424	$10,378	$20,524
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71%	1.71	%(e)	1.71%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.80	%(d)	1.80%	1.78	%(e)	1.79%	1.78%	1.81%
Net investment income(a)	2.95	%(d)	3.16%	2.99	%(e)	3.25%	3.08%	3.17%
Portfolio turnover rate	14%	3%	5%	11%	13%	2%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.75	$ 10.87	$ 10.78	$ 10.09	$ 10.73	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.16	.33	.32	.33	.33	.34
Net realized and unrealized gain (loss) on investment transactions	.09	(.09)	.11	.71	(.61)	(.11)
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.25	.24	.43	1.04	(.28)	.23

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.36)	(.34)	(.35)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.18)	(.36)	(.34)	(.35)	(.36)	(.39)

Net asset value, end of period	$ 10.82	$ 10.75	$ 10.87	$ 10.78	$ 10.09	$ 10.73

Total Return
Total investment return based on net asset value(c)	2.32%	2.30%	4.10%	10.54%	(2.74)%	2.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,630	$28,813	$35,777	$35,905	$34,290	$37,755
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71%	1.71	%(e)	1.71%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.79	%(d)	1.79%	1.76	%(e)	1.78%	1.76%	1.81%
Net investment income(a)	2.95	%(d)	3.15%	2.97	%(e)	3.24%	3.08%	3.17%
Portfolio turnover rate	14%	3%	5%	11%	13%	2%

See footnote summary on page 151.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class A
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.35		$ 10.35	$ 10.17		$ 9.51	$ 10.05	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.18		.35	.32		.37	.39	.41
Net realized and unrealized gain (loss) on investment transactions	.19		.01†	.19		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.37		.36	.51		1.04	(.14)	.26

Less: Dividends
Dividends from net investment income	(.19)		(.36)	(.33)		(.38)	(.40)	(.41)

Net asset value, end of period	$ 10.53		$ 10.35	$ 10.35		$ 10.17	$ 9.51	$ 10.05

Total Return
Total investment return based on net asset value(c)	3.56%		3.68%	5.10%		11.20%	(1.53)%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,074		$86,705	$107,206		$93,916	$78,064	$73,400
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(d)	.90%	.90	%(e)	.90%	.90%	.90%
Expenses, before waivers/reimbursements	1.04	%(d)	1.02%	1.02	%(e)	1.07%	1.10%	1.16%
Net investment income(a)	3.43	%(d)	3.48%	3.11	%(e)	3.79%	3.93%	4.03%
Portfolio turnover rate	2%		10%	22%		1%	7%	1%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class B
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.35		$ 10.35	$ 10.17		$ 9.51	$ 10.05	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.14		.28	.25		.30	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.19		.01†	.19		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.33		.29	.44		.97	(.21)	.19

Less: Dividends
Dividends from net investment income	(.15)		(.29)	(.26)		(.31)	(.33)	(.34)

Net asset value, end of period	$ 10.53		$ 10.35	$ 10.35		$ 10.17	$ 9.51	$ 10.05

Total Return
Total investment return based on net asset value(c)	3.20%		2.96%	4.39%		10.43%	(2.21)%	1.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372		$440	$676		$1,165	$2,805	$6,571
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60%	1.60	%(e)	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements	1.88	%(d)	1.90%	1.76	%(e)	1.81%	1.81%	1.87%
Net investment income(a)	2.73	%(d)	2.77%	2.45	%(e)	3.19%	3.21%	3.33%
Portfolio turnover rate	2%		10%	22%		1%	7%	1%

See footnote summary on page 151.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class C
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.36		$ 10.36	$ 10.18		$ 9.52	$ 10.06	$ 10.21

Income From Investment Operations
Net investment income(a)(b)	.14		.28	.24		.30	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.19		.01†	.20		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.33		.29	.44		.97	(.21)	.19

Less: Dividends
Dividends from net investment income	(.15)		(.29)	(.26)		(.31)	(.33)	(.34)

Net asset value, end of period	$ 10.54		$ 10.36	$ 10.36		$ 10.18	$ 9.52	$ 10.06

Total Return
Total investment return based on net asset value(c)	3.20%		2.95%	4.37%		10.42%	(2.21)%	1.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,001		$20,838	$22,240		$18,729	$14,192	$13,818
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60%	1.60	%(e)	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements	1.74	%(d)	1.73%	1.72	%(e)	1.78%	1.80%	1.86%
Net investment income(a)	2.73	%(d)	2.79%	2.41	%(e)	3.07%	3.22%	3.33%
Portfolio turnover rate	2%		10%	22%		1%	7%	1%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.71		$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.19		.39		.39		.40	.40	.42
Net realized and unrealized gain (loss) on investment transactions	.25		(.11)		.28		.43	(.63)	(.17)

Net increase (decrease) in net asset value from operations	.44		.28		.67		.83	(.23)	.25

Less: Dividends
Dividends from net investment income	(.20)		(.39)		(.40)		(.41)	(.40)	(.42)

Net asset value, end of period	$ 9.95		$ 9.71		$ 9.82		$ 9.55	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	4.51%		3.08%		7.17%		9.45%	(2.46)%	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,612		$118,468		$129,078		$130,515	$116,562	$101,138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%(d)	.87%		.87	%(e)	.87%	.87%	.94%
Expenses, net of waivers/reimbursements, excluding interest expense	.87	%(d)	.87%		.87	%(e)	.87%	.87%	.87%
Expenses, before waivers/reimbursements	.96	%(d)	.97%		.97	%(e)	.99%	.99%	1.10%
Expenses, before waivers/reimbursements, excluding interest expense	.96	%(d)	.97%		.97	%(e)	.99%	.99%	1.03%
Net investment income(a)	3.88	%(d)	4.09%		4.08	%(e)	4.48%	4.15%	4.23%
Portfolio turnover rate	8%		– 0 –	%(g)	9%		8%	32%	6%

See footnote summary on page 151.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.71		$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.16		.32		.32		.34	.33	.35
Net realized and unrealized gain (loss) on investment transactions	.24		(.10)		.28		.43	(.62)	(.17)

Net increase (decrease) in net asset value from operations	.40		.22		.60		.77	(.29)	.18

Less: Dividends
Dividends from net investment income	(.16)		(.33)		(.33)		(.35)	(.34)	(.35)

Net asset value, end of period	$ 9.95		$ 9.71		$ 9.82		$ 9.55	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	4.15%		2.37%		6.43%		8.69%	(3.14)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,364		$2,982		$4,878		$8,174	$13,898	$27,275
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%		1.57	%(e)	1.57%	1.57%	1.64%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57%		1.57	%(e)	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.68	%(d)	1.68%		1.68	%(e)	1.71%	1.72%	1.81%
Expenses, before waivers/reimbursements, excluding interest expense	1.68	%(d)	1.68%		1.68	%(e)	1.71%	1.72%	1.74%
Net investment income(a)	3.18	%(d)	3.39%		3.37	%(e)	3.82%	3.44%	3.52%
Portfolio turnover rate	8%		– 0 –	%(g)	9%		8%	32%	6%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.72		$ 9.82		$ 9.56		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.16		.32		.32		.34	.33	.35
Net realized and unrealized gain (loss) on investment transactions	.24		(.09)		.27		.44	(.62)	(.17)

Net increase (decrease) in net asset value from operations	.40		.23		.59		.78	(.29)	.18

Less: Dividends
Dividends from net investment income	(.16)		(.33)		(.33)		(.35)	(.34)	(.35)

Net asset value, end of period	$ 9.96		$ 9.72		$ 9.82		$ 9.56	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	4.14%		2.47%		6.31%		8.81%	(3.14)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,435		$34,224		$38,765		$35,544	$32,332	$33,031
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%		1.57	%(e)	1.57%	1.57%	1.63%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57%		1.57	%(e)	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.66	%(d)	1.67%		1.67	%(e)	1.69%	1.70%	1.80%
Expenses, before waivers/reimbursements, excluding interest expense	1.66	%(d)	1.67%		1.67	%(e)	1.69%	1.70%	1.74%
Net investment income(a)	3.17	%(d)	3.39%		3.38	%(e)	3.78%	3.44%	3.52%
Portfolio turnover rate	8%		– 0 –	%(g)	9%		8%	32%	6%

See footnote summary on page 151.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class A
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.21		$ 10.22	$ 10.12		$ 9.44	$ 10.06	$ 10.16

Income From Investment Operations
Net investment income(a)(b)	.19		.37	.37		.40	.40	.40
Net realized and unrealized gain (loss) on investment transactions	.17		(.01)	.11		.69	(.62)	(.10)

Net increase (decrease) in net asset value from operations	.36		.36	.48		1.09	(.22)	.30

Less: Dividends
Dividends from net investment income	(.20)		(.37)	(.38)		(.41)	(.40)	(.40)

Net asset value, end of period	$ 10.37		$ 10.21	$ 10.22		$ 10.12	$ 9.44	$ 10.06

Total Return
Total investment return based on net asset value(c)	3.53%		3.71%	4.89%		11.84%	(2.33)%	3.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,322		$106,356	$120,702		$112,101	$101,481	$93,801
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	%(d)	.85%	.85	%(e)	.85%	.85%	.85%
Expenses, before waivers/reimbursements	.97	%(d)	.96%	.99	%(e)	.99%	1.00%	1.01%
Net investment income(a)	3.73	%(d)	3.65%	3.72	%(e)	4.18%	3.97%	4.00%
Portfolio turnover rate	11%		8%	3%		3%	7%	4%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class B
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.20		$ 10.21	$ 10.11		$ 9.43	$ 10.05	$ 10.15

Income From Investment Operations
Net investment income(a)(b)	.16		.29	.30		.33	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.16		.01 †	.11		.69	(.61)	(.10)

Net increase (decrease) in net asset value from operations	.32		.30	.41		1.02	(.29)	.23

Less: Dividends
Dividends from net investment income	(.16)		(.31)	(.31)		(.34)	(.33)	(.33)

Net asset value, end of period	$ 10.36		$ 10.20	$ 10.21		$ 10.11	$ 9.43	$ 10.05

Total Return
Total investment return based on net asset value(c)	3.17%		3.00%	4.18%		11.08%	(3.02)%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,092		$3,082	$4,991		$8,294	$16,192	$29,436
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55%	1.55	%(e)	1.55%	1.55%	1.55%
Expenses, before waivers/reimbursements	1.70	%(d)	1.68%	1.71	%(e)	1.71%	1.72%	1.72%
Net investment income(a)	3.05	%(d)	2.94%	3.03	%(e)	3.50%	3.26%	3.30%
Portfolio turnover rate	11%		8%	3%		3%	7%	4%

See footnote summary on page 151.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class C
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.20		$ 10.21		$ 10.12		$ 9.43	$ 10.06	$ 10.16

Income From Investment Operations
Net investment income(a)(b)	.16		.30		.30		.33	.33	.33
Net realized and unrealized gain (loss) on investment transactions	.16		.00	(f)†	.10		.70	(.63)	(.10)

Net increase (decrease) in net asset value from operations	.32		.30		.40		1.03	(.30)	.23

Less: Dividends
Dividends from net investment income	(.16)		(.31)		(.31)		(.34)	(.33)	(.33)

Net asset value, end of period	$ 10.36		$ 10.20		$ 10.21		$ 10.12	$ 9.43	$ 10.06

Total Return
Total investment return based on net asset value(c)	3.17%		2.99%		4.06%		11.19%	(3.11)%	2.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,823		$41,520		$44,272		$41,008	$37,446	$40,087
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55%		1.55	%(e)	1.55%	1.55%	1.55%
Expenses, before waivers/reimbursements	1.67	%(d)	1.66%		1.69	%(e)	1.70%	1.71%	1.71%
Net investment income(a)	3.04	%(d)	2.96%		3.02	%(e)	3.48%	3.27%	3.31%
Portfolio turnover rate	11%		8%		3%		3%	7%	4%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class A
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.19	.40	.40	.41	.41	.41
Net realized and unrealized gain (loss) on investment transactions	.22	(.03)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.41	.37	.67	.94	(.28)	.27

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.40)	(.40)	(.41)	(.41)	(.41)
Distributions from net realized gain on investment transactions	(.01)	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.49)	(.40)	(.41)	(.41)	(.41)

Net asset value, end of period	$ 10.64	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return
Total investment return based on net asset value(c)	3.92%	3.75%	6.67%	10.00%	(2.80)%	2.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,411	$101,432	$104,928	$103,024	$93,096	$92,626
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.95	%(d)	.95%	.95	%(e)	.95%	.95%	.95%
Expenses, before waivers/reimbursements	1.00	%(d)	1.00%	1.01	%(e)	1.03%	1.03%	1.03%
Net investment income(a)	3.55	%(d)	3.90%	3.88	%(e)	4.25%	3.99%	3.92%
Portfolio turnover rate	9%	6%	17%	9%	9%	8%

See footnote summary on page 151.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class B
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.15	.32	.33	.34	.34	.34
Net realized and unrealized gain (loss) on investment transactions	.22	(.02)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.37	.30	.60	.87	(.35)	.20

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.33)	(.34)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.01)	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.42)	(.33)	(.34)	(.34)	(.34)

Net asset value, end of period	$ 10.64	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return
Total investment return based on net asset value(c)	3.56%	3.03%	5.93%	9.24%	(3.48)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,047	$3,164	$4,642	$7,135	$11,245	$21,329
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65%	1.65	%(e)	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements	1.71	%(d)	1.72%	1.73	%(e)	1.75%	1.75%	1.74%
Net investment income(a)	2.85	%(d)	3.19%	3.18	%(e)	3.57%	3.27%	3.21%
Portfolio turnover rate	9%	6%	17%	9%	9%	8%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class C
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.44	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.15	.32	.33	.34	.34	.34
Net realized and unrealized gain (loss) on investment transactions	.21	(.01)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.36	.31	.60	.87	(.35)	.20

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.33)	(.34)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.01)	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.42)	(.33)	(.34)	(.34)	(.34)

Net asset value, end of period	$ 10.64	$ 10.44	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return
Total investment return based on net asset value(c)	3.45%	3.13%	5.93%	9.24%	(3.48)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,416	$25,694	$28,671	$28,583	$30,194	$31,295
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65%	1.65	%(e)	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements	1.70	%(d)	1.71%	1.71	%(e)	1.73%	1.74%	1.74%
Net investment income(a)	2.84	%(d)	3.19%	3.17	%(e)	3.55%	3.29%	3.22%
Portfolio turnover rate	9%	6%	17%	9%	9%	8%

See footnote summary on page 151.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class A
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.12	$ 11.07	$ 10.84	$ 10.01	$ 10.68	$ 10.84

Income From Investment Operations
Net investment income(a)(b)	.19	.41	.39	.42	.43	.45
Net realized and unrealized gain (loss) on investment transactions	.19	.09	.24	.85	(.66)	(.16)

Net increase (decrease) in net asset value from operations	.38	.50	.63	1.27	(.23)	.29

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.43)	(.40)	(.44)	(.44)	(.45)
Distributions from net realized gain on investment transactions	(.06)	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.45)	(.40)	(.44)	(.44)	(.45)

Net asset value, end of period	$ 11.24	$ 11.12	$ 11.07	$ 10.84	$ 10.01	$ 10.68

Total Return
Total investment return based on net asset value(c)	3.40%	4.72%	6.00%	13.03%	(2.33)%	2.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,879	$189,326	$204,517	$178,412	$141,216	$119,858
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%(d)	.72%	.72	%(e)	.72%	.72%	.72%
Expenses, before waivers/reimbursements	.90	%(d)	.91%	.92	%(e)	.94%	.96%	.99%
Net investment income(a)	3.41	%(d)	3.84%	3.64	%(e)	4.17%	4.07%	4.19%
Portfolio turnover rate	12%	24%	8%	9%	26%	15%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class B
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.10	$ 11.05	$ 10.82	$ 9.99	$ 10.66	$ 10.82

Income From Investment Operations
Net investment income(a)(b)	.15	.34	.32	.35	.35	.38
Net realized and unrealized gain (loss) on investment transactions	.19	.08	.24	.85	(.66)	(.17)

Net increase (decrease) in net asset value from operations	.34	.42	.56	1.20	(.31)	.21

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.35)	(.33)	(.37)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.06)	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.37)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.22	$ 11.10	$ 11.05	$ 10.82	$ 9.99	$ 10.66

Total Return
Total investment return based on net asset value(c)	3.06%	4.01%	5.29%	12.27%	(3.02)%	2.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,414	$3,132	$4,752	$6,578	$11,582	$23,486
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42%	1.42	%(e)	1.42%	1.42%	1.42%
Expenses, before waivers/reimbursements	1.63	%(d)	1.63%	1.64	%(e)	1.67%	1.67%	1.69%
Net investment income(a)	2.74	%(d)	3.15%	2.96	%(e)	3.55%	3.37%	3.49%
Portfolio turnover rate	12%	24%	8%	9%	26%	15%
See footnote summary on page 151.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class C
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.09	$ 11.04	$ 10.81	$ 9.98	$ 10.66	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.15	.34	.32	.35	.36	.38
Net realized and unrealized gain (loss) on investment transactions	.19	.08	.24	.85	(.68)	(.16)

Net increase (decrease) in net asset value from operations	.34	.42	.56	1.20	(.32)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.35)	(.33)	(.37)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.06)	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.37)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.21	$ 11.09	$ 11.04	$ 10.81	$ 9.98	$ 10.66

Total Return
Total investment return based on net asset value(c)	3.05%	4.01%	5.29%	12.28%	(3.11)%	2.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,768	$61,044	$59,844	$49,137	$36,517	$35,516
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42%	1.42	%(e)	1.42%	1.42%	1.42%
Expenses, before waivers/reimbursements	1.61	%(d)	1.61%	1.62	%(e)	1.65%	1.66%	1.69%
Net investment income(a)	2.72	%(d)	3.14%	2.95	%(e)	3.48%	3.38%	3.50%
Portfolio turnover rate	12%	24%	8%	9%	26%	15%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Amount is less than $.005.

(g)	Amount is less than .5%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 1-3, 2011:

•	Arizona Portfolio

•	Massachusetts Portfolio

•	Michigan Portfolio

•	Minnesota Portfolio

•	New Jersey Portfolio

•	Ohio Portfolio

•	Pennsylvania Portfolio

•	Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio, in which the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio, and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the trustees on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2009 and 2010 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries which provide transfer agency and

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distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolios, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute securities transactions on an agency basis on behalf of its clients that invest in equity securities), 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be somewhat lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2011 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2011 and (in the case of comparisons with the Index) the since inception period.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was 1st out of 3 of the Performance Group and in the 3rd quintile of the Performance Universe for the 1-year period, 3rd out of 3 of the Performance Group and in the 4th quintile of the Performance Universe for the 3-year period, 2nd out of 3 of the Performance Group and in the 2nd quintile of the Performance Universe for the 5-year period, and 1st out of 3 of the Performance Group and in the 1st quintile of the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

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Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, in the 1st quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 10-year period. The Portfolio was essentially even with the Index in the since inception period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was in the 2nd quintile of the Performance Universe for the 1- and 5-year periods, in the 3rd quintile of the Performance Universe for the 3-year period, and in the 1st quintile of the Performance Universe for the 10-year period. The trustees noted the small number of other funds in the Performance Universe. Performance information for the Performance Group was not available. The Portfolio slightly outperformed the Index in the since inception period but lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s relative performance over time was satisfactory.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 1-year period, in the 5th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 5-year period, and in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 3- and 10-year periods, and in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 5-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, 1st out of 4 of the Performance Group and in the 2nd quintile

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of the Performance Universe for the 3- and 10-year periods, and 2nd out of 4 of the Performance Group and in the 2nd quintile of the Performance Universe for the 5-year period. The Portfolio outperformed the Index in the 1-year period but lagged it in all the other periods. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 1st quintile of the Performance Group and the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 3-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 10-year period. The Portfolio was essentially even with the Index in the 1-year period and lagged the Index in all other periods. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was 1st out of 4 of the Performance Group and in the 1st quintile of the Performance Universe for the 1-, 5- and 10-year periods, and 2nd out of 4 of the Performance Group and in the 2nd quintile of the Performance Universe for the 3-year period. The trustees noted the small number of other funds in the Expense Group and the Expense Universe. The Portfolio outperformed the Index in the 1-year and the since inception periods but lagged the Index in all other periods. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there were no institutional products managed by it that have a substantially similar investment style. The trustees reviewed relevant fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which invest in the same type of securities (i.e., fixed income municipal securities).

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also

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noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, Lipper had expanded the Expense Group of each Portfolio except the Massachusetts Portfolio and New Jersey Portfolio to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year. The expense ratio of each Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some of the other funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 4 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was about the same as the Expense Group

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median. The trustees also noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 7 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $97 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 7 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $110 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 5 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $156 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

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Ohio Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 5 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was about the same as the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group median and higher than the Expense Universe median. The trustees noted that the Portfolio’s small asset base of approximately $152 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Pennsylvania Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $131 million impacted the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 4 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was the same as the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

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Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2011 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios (the “Portfolios”):2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	The information in the fee evaluation was completed on October 20, 2011 and discussed with the Board of Trustees on November 1-3, 2011.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolios.

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4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S.Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that each Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Schedule[5]	Portfolio
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Portfolios’ net assets on September 30, 2011 are set forth below:

Portfolio	September 30, 2011 Net Assets ($MM)
Arizona Portfolio	$168.8
Massachusetts Portfolio	$277.2
Michigan Portfolio	$96.3
Minnesota Portfolio	$108.1
New Jersey Portfolio	$155.8
Ohio Portfolio	$151.1
Pennsylvania Portfolio	$130.3
Virginia Portfolio	$253.5

The Portfolios’ Investment Advisory Agreement provides for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to each Portfolio. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$87,836	0.04%
Massachusetts Portfolio	$87,499	0.04%
Michigan Portfolio	$83,723	0.07%
Minnesota Portfolio	$85,058	0.07%
New Jersey Portfolio	$78,368	0.05%
Ohio Portfolio	$88,928	0.05%
Pennsylvania Portfolio	$77,683	0.06%
Virginia Portfolio	$100,390	0.04%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratio to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year

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upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:6

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (3/31/11)[7]	Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78% 1.48% 1.48%	0.94% 1.66% 1.65%	September 30

Massachusetts Portfolio	Class A Class B Class C	0.82% 1.52% 1.52%	0.90% 1.62% 1.61%	September 30

Michigan Portfolio	Class A Class B Class C	1.01% 1.71% 1.71%	1.03% 1.76% 1.74%	September 30

Minnesota Portfolio	Class A Class B Class C	0.90% 1.60% 1.60%	1.00% 1.76% 1.71%	September 30

New Jersey Portfolio	Class A Class B Class C	0.87% 1.57% 1.57%	0.97% 1.68% 1.67%	September 30

Ohio Portfolio	Class A Class B Class C	0.85% 1.55% 1.55%	0.97% 1.70% 1.67%	September 30

Pennsylvania Portfolio	Class A Class B Class C	0.95% 1.65% 1.65%	1.01% 1.73% 1.71%	September 30

Virginia Portfolio	Class A Class B Class C	0.72% 1.42% 1.42%	0.92% 1.63% 1.62%	September 30

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

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to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.8 With respect to the Portfolios, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities, but those mandates have a substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services offered by other investment advisers.9 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)10 and the Portfolio’s contractual management fee ranking.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11	The contractual management fee is calculated by Lipper using each Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

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The original EGs for certain of the Portfolios had an insufficient number of peers. Consequently, Lipper expanded these Portfolios’ EGs to include peers that have a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee[12]	Lipper Exp. Group Median	Rank
Arizona Portfolio[13],[14]	0.450	0.550	2/11
Massachusetts Portfolio[14]	0.450	0.497	2/9
Michigan Portfolio[13]	0.450	0.545	2/11
Minnesota Portfolio[13,14]	0.450	0.545	2/13
New Jersey Portfolio[14]	0.450	0.521	2/8
Ohio Portfolio[13,14]	0.450	0.495	2/10
Pennsylvania Portfolio[14]	0.450	0.478	2/9
Virginia Portfolio[13,14]	0.450	0.490	3/11

However, because Lipper had expanded the certain of the Portfolios EGs, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.15 Set forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratio rankings are also shown.

Portfolio	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[17]	0.779	0.805	5/12	0.793	38/80
Massachusetts Portfolio	0.819	0.835	4/10	0.843	5/13
Michigan Portfolio[17]	1.009	0.806	12/12	0.802	45/49
Minnesota Portfolio[17]	0.899	0.835	9/14	0.810	74/100
New Jersey Portfolio	0.869	0.802	9/9	0.796	11/12
Ohio Portfolio[17]	0.849	0.813	7/11	0.810	22/33
Pennsylvania Portfolio	0.949	0.791	8/10	0.791	13/16
Virginia Portfolio[17]	0.719	0.792	2/12	0.802	8/41

12	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

13	The Portfolio’s EG was expanded by Lipper.

14	One of the Portfolio’s EG peer is excluded from the contractual management fee comparison because Lipper is unable to calculate the peer’s contractual management fee because of the gross income component in the peer’s advisory fee schedule.

15	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

16	Most recently completed fiscal year Class A share total expense ratio.

17	The Portfolio’s EG and EU were expanded by Lipper.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

Based on this analysis, except for Virginia Portfolio, which has a more favorable ranking on a total expense ratio basis than on a management fee basis, the Portfolios have a more favorable ranking on a management fee basis than on a total expense basis

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios decreased during calendar year 2010, relative to 2009.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

170	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$131
Massachusetts Portfolio	$0
Michigan Portfolio	$362
Minnesota Portfolio	$128
New Jersey Portfolio	$857
Ohio Portfolio	$146
Pennsylvania Portfolio	$89
Virginia Portfolio	$714

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$904,318	$6,082
Massachusetts Portfolio	$1,142,192	$18,647
Michigan Portfolio	$607,537	$9,015
Minnesota Portfolio	$505,123	$4,475
New Jersey Portfolio	$769,443	$23,718
Ohio Portfolio	$828,248	$12,802
Pennsylvania Portfolio	$644,949	$3,854
Virginia Portfolio	$1,157,180	$19,727

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
Arizona Portfolio	$29,653
Massachusetts Portfolio	$43,997
Michigan Portfolio	$33,583
Minnesota Portfolio	$25,943
New Jersey Portfolio	$41,123
Ohio Portfolio	$36,095
Pennsylvania Portfolio	$37,162
Virginia Portfolio	$37,361

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $402 billion as of September 30, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

19	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of data used in the presentation and the changes experienced in the industry over the last four years.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings22 of the Portfolios relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended July 31, 2011.24

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	3.02	2.71	2.71	1/3	4/9
3 year	4.86	5.11	4.88	3/3	6/9
5 year	4.17	4.17	4.04	2/3	2/8
10 year	4.55	4.38	4.25	1/3	1/8

Massachusetts Portfolio
1 year	2.40	2.19	2.21	3/10	4/13
3 year	5.08	5.06	5.04	4/10	5/13
5 year	4.49	4.19	4.14	2/10	2/13
10 year	4.34	4.42	4.38	7/10	7/12

Michigan Portfolio
1 year	2.78	N/A	2.57	N/A	2/7
3 year	4.73	N/A	4.53	N/A	3/7
5 year	4.00	N/A	3.91	N/A	2/7
10 year	4.52	N/A	4.20	N/A	1/6

Minnesota Portfolio
1 year	2.96	2.96	3.09	3/5	8/12
3 year	4.66	5.09	5.21	5/5	12/12
5 year	4.09	4.16	4.24	4/5	9/11
10 year	4.35	4.35	4.38	3/5	8/11

New Jersey Portfolio
1 year	2.76	2.48	2.29	2/9	3/12
3 year	4.47	5.13	5.02	7/9	10/12
5 year	3.88	3.81	3.95	4/8	7/11
10 year	3.70	4.17	4.27	6/8	9/11

Ohio Portfolio
1 year	3.36	2.66	2.49	1/5	3/13
3 year	4.78	4.42	4.44	1/4	4/12
5 year	4.21	3.74	4.00	2/4	4/12
10 year	4.30	4.09	4.13	1/4	3/10

22	The performance returns and rankings of the Portfolios are for the Portfolios’ Class A shares. It should be noted that performance returns of the Portfolios were provided by Lipper.

23	A Portfolio’s PG/PU may not necessarily be identical to its respective EG/EU, as the criteria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.

24	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Pennsylvania Portfolio
1 year	3.26	2.44	2.48	2/10	2/16
3 year	4.75	4.75	5.02	5/10	10/16
5 year	3.97	3.99	3.97	6/10	8/15
10 year	4.38	4.23	4.38	4/10	8/15

Virginia Portfolio
1 year	4.32	2.68	2.49	1/4	1/8
3 year	5.58	5.18	4.78	2/4	2/8
5 year	4.53	4.23	3.98	1/4	1/8
10 year	4.79	4.45	4.30	1/4	1/7

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolios (in bold)25 versus their benchmarks.26 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown. 27

	Periods Ending July 31, 2011 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	3.02	4.78	4.12	4.53	5.59	4.11	0.59	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.80	4.65	0.61	10
Inception Date: June 1, 1994

Massachusetts Portfolio	2.40	5.01	4.44	4.32	5.80	4.11	0.54	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.78	4.65	0.61	10
Inception Date: March 29, 1994

25	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

26	The Adviser provided Fund and benchmark performance return information for periods through July 31, 2011.

27	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2011 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Michigan Portfolio	2.78	4.66	3.95	4.50	5.59	3.93	0.61	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.50	4.65	0.61	10
Inception Date: February 25, 1994

Minnesota Portfolio	2.96	4.58	4.04	4.33	4.94	4.12	0.54	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.48	4.65	0.61	10
Inception Date: June 25, 1993

New Jersey Portfolio	2.77	4.39	3.83	3.68	4.71	4.69	0.35	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.48	4.65	0.61	10
Inception Date: June 25, 1993

Ohio Portfolio	3.36	4.78	4.21	4.31	4.98	4.12	0.53	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.48	4.65	0.61	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	3.26	4.67	3.92	4.36	5.15	4.19	0.54	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.48	4.65	0.61	10
Inception Date: June 25, 1993

Virginia Portfolio	4.32	5.58	4.53	4.79	5.86	4.13	0.64	10
Barclays Capital Municipal Bond Index	3.24	5.81	4.90	4.94	5.75	4.65	0.61	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 28, 2011

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Dynamic All Market Fund

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Select U.S. Equity Portfolio

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Unconstrained Bond Fund

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves*, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0312

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 23, 2012